DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	Wowjoint Holdings Ltd
Entity Central Index Key	0001429360
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	bwowu
Entity Common Stock, Shares Outstanding	8,406,968
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and Cash Equivalents	$ 1,714,019	$ 4,626,799
Restricted Cash	973,354	577,872
Accounts Receivable, net	8,082,559	12,307,677
Other receivable, net	132,858	1,655,766
Note receivable, net	47,611	0
Advance to Suppliers	3,566,706	8,955,688
Inventories	3,738,684	3,979,034
Cost and Estimated Earnings in Excess of Billings	2,250,420	4,413,482
Prepaid Expenses - Short Term	278	0
Due from the Related Parties	0	76,037
Total current asset	20,506,489	36,592,355
Non-Current Assets:
Property, Plant & Equipment, net	12,396,250	9,016,441
Construction in Progress	5,300,951	5,572,511
Intangible Assets, net	3,141,448	1,067,336
Other Long Term Asset - Deposit	1,622
Total Assets	41,346,760	52,248,643
LIABILITIES & STOCKHOLDERS' EQUITY
Short Term Loans	2,539,239	3,491,620
Accounts Payable and Accrued Expenses	8,682,502	14,202,819
Advances from Customers	3,414,157	5,313,646
Taxes Payable	4,601,795	4,591,302
Other Payables	1,992,159	480,817
Due to Related Parties	315,833	53,972
Bank Loan - Short Term	476,107	476,138
Total Current Liabilities	22,021,792	28,610,314
Long Term Liabilities
Bank Loan - Long Term	634,810	1,110,962
Total Liabilities	22,656,602	29,721,276
STOCKHOLDERS' EQUITY
Ordinary Shares ($0.001 par value per share, 49,000,000 authorized shares, 8,459,272 and 7,971,465 issued and outstanding) as of December 31, 2012 and 2011	8,460	7,972
Additional Paid in Capital	4,755,290	4,755,290
Warrants	5,580,625	5,580,625
Statutory Surplus Reserve	3,024,562	3,024,562
Retained Earnings	3,290,571	7,148,925
Accumulated Other Comprehensive Income	2,030,650	2,009,993
Total Stockholders' Equity	18,690,158	22,527,367
Total Liabilities & Stockholders' Equity	$ 41,346,760	$ 52,248,643

Consolidated Balance Sheets (Paranthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	49,000,000	49,000,000
Common stock, shares issued	8,459,272	7,971,465
Common stock, shares outstanding	8,459,272	7,971,465

Consolidated Statements of Operations and Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenues
Sales	$ 10,098,202	$ 24,398,421
Cost of Sales	7,159,814	17,635,911
Gross Profit	2,938,388	6,762,510
Operating Expenses
Selling Expenses	2,179,902	1,159,941
General & Administrative Expenses	5,066,556	3,544,343
Total Operating Expenses	7,246,458	4,704,284
Operating Income (Loss)	(4,308,070)	2,058,226
Other Income (Expenses)
Other Income	1,006,298	69,432
Other Expenses	(25,268)	(264,441)
Bank expenses	0	(45,224)
Interest Income	2,868	14,137
Interest Expense	(311,480)	(298,600)
Government Income	4,100	0
Total Other Income (Loss) & Expense	676,518	(524,696)
Earnings before Tax	(3,631,552)	1,533,530
Income Tax/Deferred Tax Benefit	226,324	345,550
Net Income	(3,857,876)	1,187,981
Other Comprehensive Income
Foreign currency translation gain	20,657	916,979
Comprehensive Income	$ (3,837,219)	$ 2,104,959
Basic & Diluted Earnings (Loss) Per Share (in dollars per share)	$ (0.46)	$ 0.15
Weighted Average Shares Outstanding (in shares)	8,337,320	7,971,465

Consolidated Statements of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Warrant [Member]	Statutory Surplus Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2010	$ 7,950	$ 4,719,622	$ 5,580,625	$ 3,024,562	$ 5,960,944	$ 1,093,014	$ 20,386,717
Balance (in shares) at Dec. 31, 2010	7,949,965
Net Income	0	0	0	0	1,187,981	0	1,187,981
Issuance of share based compensation	22	35,669	0	0	0	0	35,690
Issuance of share based compensation (in shares)	21,500
Foreign currency translation adjustment	0	0	0	0	0	916,979	916,979
Balance at Dec. 31, 2011	7,972	4,755,291	5,580,625	3,024,562	7,148,925	2,009,993	22,527,367
Balance (in shares) at Dec. 31, 2011	7,971,465						7,971,465
Net Income	0	0	0	0	(3,857,876)	0	(3,857,876)
Issuance of share based compensation	10	0	0	0	0	0	10
Issuance of share based compensation (in shares)	9,500
Stock dividend	478	0	0	0	(478)	0	0
Stock dividend (in shares)	478,307						478,307
Foreign currency translation adjustment	0	0	0	0	0	20,657	20,657
Balance at Dec. 31, 2012	$ 8,460	$ 4,755,291	$ 5,580,625	$ 3,024,562	$ 3,290,571	$ 2,030,650	$ 18,690,158
Balance (in shares) at Dec. 31, 2012	8,459,272						8,459,272

Consolidated Statements of Cash Flow (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flow from operating activities
Net Income (Loss)	$ (3,857,876)	$ 1,187,981
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	996,420	725,365
Issuance of share based compensation	10	0
Loss/(Gain) on disposal of property, plant and equipment	(11,416)	0
Bad debt expenses	370,881	110,135
Issuance of common shares for services	0	35,690
Decrease / (Increase) in Accounts Receivable	3,854,236	5,486,362
Decrease / (Increase) in Other Receivable	1,522,908	(932,398)
Decrease / (Increase) in Note Receivable	(47,611)	0
Decrease / (Increase) in Advance to Suppliers	5,388,982	(5,431,961)
Decrease / (Increase) in Inventories	240,350	1,245,223
Decrease / (Increase) in Cost and Estimated Earnings in Excess of Billings	2,163,061	(1,723,283)
Decrease / (Increase) in Prepaid Expenses - Short Term	(275)	0
Increase / (Decrease) in Accounts Payable and Accrued Expenses	(5,520,317)	6,700,102
Increase / (Decrease) in Advances from Customer	(1,899,489)	4,140,631
Increase / (Decrease) in Unearned Lease Income	0	(748,333)
Increase / (Decrease) in Taxes Payable	10,493	(459,286)
Increase / (Decrease) in Other Payable	1,511,342	157,800
Increase / (Decrease) in Billings in Excess of Costs and Estimated Earnings	0	(896,649)
Increase/ (Decrease) in Deposit	(1,622)	0
Net cash provided by / (used in) operating activities	4,720,077	9,597,379
Cash flows from investing activities
Purchases of property, plant and equipment	(4,313,921)	(8,044,665)
(Increase) / Decrease in construction in progress	271,560	(4,061,256)
Purchases of intangible asset - land	(2,125,004)	0
Prepaid expense - long term loan	0	101,438
Net cash provided by / (used in) investing activities	(6,167,365)	(12,004,483)
Cash flows from financing activities
Repayment of Short term loans	(952,412)	(1,510,000)
Due from the related party	76,037	6,154
Due to related parties	261,861	53,972
Restricted cash	(395,482)	344,002
Proceed of short term debt	0	3,491,620
Proceed of long term debt	(476,152)	1,587,100
Net cash provided by / (used in) financing activities	(1,486,148)	3,972,848
Net Increase/(Decrease) in Cash & Cash Equivalents for the year	(2,933,436)	1,565,745
Effect of currency translation	20,656	893,336
Cash & cash equivalents at beginning of year	4,626,799	2,167,718
Cash & cash equivalents at end of year	1,714,019	4,626,799
Interest received	2,868	0
Interest paid	311,480	219,621
Tax paid	$ 706,898	$ 427,370

ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.	ORGANIZATION AND DESCRIPTION OF BUSINESS

Wowjoint Holdings Ltd (“Wowjoint”), formerly known as China Fundamental Acquisition Corporation (“CFAC”), was incorporated in Cayman Islands on December 12, 2007. Wowjoint Holdings Ltd and its subsidiaries (together, the “Company”) are in the business of design, manufacturing and sales of a complete line of portable, re-locatable and stationary non-standard heavy duty construction equipment and machinery used in various engineering fields, such as bridge, road and railway construction, as well as in areas of heavy capacity lifting and transporting of concrete beams, boats and shipping containers.

As of December 31, 2012, details of Wowjoint Holdings Ltd’s subsidiaries are as follows

Subsidiaries	Date of Incorporation	Place of Incorporation	Percentage of Ownership	Principal Activity
Authentic Genius Limited (“AGL”)	December 22, 2009	Hong Kong	100%	Investment holding

Giant Nova Holdings Limited (“Giant Nova”)	December 18, 2009	the British Virgin Islands	100%	Investment holding

Beijing Xin Fu Industry Consulting Co., Ltd. (“BXFI”)	August 31, 2009	the People’s Republic of China (“PRC”)	100%	Investment holding

Beijing Wowjoint Machinery Co., Ltd. (“BWMC” or “Beijing Wowjoint”)	March 3, 2004	PRC	100%	Design and manufacture heavy duty construction equipment and machinery

Beijing Wowjoint Xingyun Co., Ltd. (“BWXC”)	May 10, 2010	PRC	100%	Lease and sell equipment and machinery

Zhenjiang Wowjoint Heavy-duty Machinery Co., Ltd. (“Zhenjiang Wowjoint”)	April 13, 2011	PRC	100%	Design and manufacture heavy duty construction equipment and machinery

Bright Bridge Construction Inc. (“Bright Bridge”)	April 29, 2009	Nevada, USA	100%	Sales and marketing of equipment and machinery

BWI Consulting s.r.l. (“BWI”)	March 22, 2012	Italy	100%	Sales and marketing of equipment and

Note: AGL, Giant Nova, BXFI, BWMC, Zhenjiang Wowjoint, Bright Bridge, BWI and for the periods subsequent to May 20, 2010, BWXC, are collectively referred to as “Beijing Wowjoint”, unless specific reference is made to an entity.

Acquisition

CFAC was formed as a Special Purpose Acquisition Company, a SPAC, whereby they raised funds in an initial public offering with the intent to apply substantially all net proceeds from the public offering to a business combination. CFAC’s initial public offering was completed in May 2008.

Acquisition of Beijing Wowjoint

On November 30, 2009, CFAC entered into a share purchase agreement with Beijing Wowjoint and all of the shareholders of Beijing Wowjoint, pursuant to which CFAC would acquire all of the outstanding ordinary shares of Beijing Wowjoint. On February 12, 2010, CFAC held a special meeting of its shareholders, during which the acquisition of Beijing Wowjoint was approved.

On February 22, 2010, CFAC consummated its acquisition (the “Acquisition”). At the closing of the acquisition, CFAC acquired all common stock of Beijing Wowjoint from its shareholders for a total consideration of 5,700,000 ordinary shares of the Company. Of the 5,700,000 shares issued, a total of 3,696,735 shares will be held in escrow to be released on February 22, 2014. Subsequent to the acquisition, CFAC changed its name to Wowjoint Holding Limited (“Wowjoint”).

The transaction enabled the shareholders of Beijing Wowjoint, to obtain a majority voting interest in CFAC, a non-operating public company with a significant amount of cash. The Acquisition will be accounted for as a “reverse acquisition” since, immediately following completion of the transaction, the shareholders of Beijing Wowjoint immediately after the acquisition will have effective control of CFAC through (1) their approximately 55% shareholder interest in the combined entity, (2) majority representation on the board of directors, and (3) being named to all of the senior executive officer positions. For accounting purposes, Beijing Wowjoint will be deemed to be the accounting acquirer in the transaction and, consequently, the transaction will be treated as a recapitalization of Beijing Wowjoint, i.e., a capital transaction involving the issuance of share by CFAC for the shares of Beijing Wowjoint. Accordingly, the combined assets, liabilities and results of operations of Beijing Wowjoint became the historical financial statements of CFAC at the closing of the Acquisition, and CFAC assets (primarily cash and cash equivalents), liabilities and results of operations will be consolidated with those of Beijing Wowjoint beginning on the acquisition date. No step-up in basis of intangible assets or goodwill will be recorded in this transaction. As this transaction is being accounted for as a reverse acquisition, all direct costs of the transaction will be charged to additional paid-in capital. Subsequent to the Acquisition, CFAC will be known as Wowjoint.

In connection with the Acquisition, holders of 1,374,089 shares of CFAC’s, from CFAC’s public offering (the “Offering”) and Over-allotment (the “Over-allotment”) from May 2008, elected to redeem their shares for cash at $7.96 per share. In order to facilitate the Acquisition being approved by CFAC shareholders, CFAC, Beijing Wowjoint and their respective affiliates entered into privately negotiated “forward contracts” transactions to purchase 1,696,258 ordinary shares of CFAC from shareholders who had indicated their intention to vote against the Acquisition and seek redemption of their shares for cash. These transactions were entered into prior to the meeting of CFAC shareholders to approve the Acquisition, but would not be completed until the Acquisition was consummated. The redemption purchase and the forward contracts were paid out of funds of CFAC. Prior to the Acquisition, a total of 5,320,312 shares of CFAC were outstanding, subsequent to the redemption and forward contracts a total of 2,249,965 were outstanding.

In addition to the 2,249,965 CFAC shares outstanding prior to the Acquisition, upon completion of the Acquisition on February 22, 2010, warrants underlying 7,264,756 shares exercisable at $5.00 per and have a life until the fourth anniversary of Offering, or until May 15, 2012. CFAC may redeem the warrants, at a price of $0.01 per warrant upon 30 days’ notice while the warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least $10.00 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption is given. In accordance with the warrant agreement relating to the warrants issued in the Offering, CFAC is only required to use its best efforts to maintain the effectiveness of the registration statement covering the Warrants. CFAC will not be obligated to deliver securities, and there are no contractual penalties for failure to deliver securities, if a registration statement is not effective at the time of exercise. The CFAC warrants are comprised of (i) 1,064,062 shares underlying the warrants issued to the shareholders that established CFAC (the “Existing Shareholders”) in a 1:1 proportion to the actual shares issued for CFAC’s establishment, (ii) 1,944,444 shares underlying the warrants sold to investors in a private placement (the “Private Placement Warrants”), sold simultaneously as CFAC was closing the Offering in May 2008, and (iii) 4,256,250 shares underlying the warrants included in the Offering and Over-allotment from May 2008. Included in these warrants are the warrants issued with the 1,374,089 shares that were redeemed, and warrants issued with the 1,696,258 shares that were re-purchased in forward contracts. The shareholders electing to redeem their shares and sell the shares in the forward contracts were permitted to retain the warrants that they had received in the Offering and Over-allotment.

The Existing Shareholders and the holders of the Private Placement Warrants are entitled to registration rights with respect to their outstanding ordinary shares and shares underlying their warrants pursuant to an agreement signed on the closing date of the Offering. The Existing Shareholders are entitled to demand that CFAC register their ordinary shares commencing six months after the consummation of the Acquisition. The holders of the Private Placement Warrants are entitled to demand that CFAC register these securities commencing upon the consummation of the Acquisition. In addition, the Existing Shareholders and holder of the Private Placement Warrants have certain “piggy-back” registration rights on registration statements filed after CFAC’s consummation of the Acquisition.

As CFAC was a non-operating public shell company before the transaction, no step-up in basis of intangible assets or goodwill will be recorded in this transaction and the cost incurred in connection with such transaction have been charged directly to additional paid-in capital. The net book value of acquired assets and liabilities on February 22, 2010 is as follows:

Cash	$6,910,534
Accounts Payable and Accrued Liabilities	184,410
Net Assets Acquired	$6,726,124

Earn-out Shares

Pursuant to an earn-out provision in the share purchase agreement, CFAC has agreed to issue Realink Group Limited (“Realink”), one of the shareholders of Wowjoint, up to 500,000 additional shares if the following performance targets are achieved:

·	200,000 earn-out shares in the event that the closing price per share is at or above US$10.00 for 180 days out of 360 days during the period from the acquisition closing date, February 22, 2010, to the second anniversary of the closing date.
·	200,000 earn-out shares in the event that the closing price per share is at or above US$13.80 for 180 days out of 360 days during the period from the acquisition closing date to the third anniversary of the closing date.
·	100,000 earn-out shares in the event that average daily trading volume is no less than 200,000 shares for six consecutive months during the period from the closing date of the acquisition to the second anniversary of the closing date.

Upon issuance, such shares will be recorded as an adjustment to the accounting acquiree’s basis in the reverse acquisition (i.e., as an adjustment at par value to ordinary shares and additional paid-in capital), and will be included in the calculations of earnings per share from that date.

Reorganization of Beijing Wowjoint prior to Acquisition

(a)	On August 3, 2009, AGL established Beijing Xin Fu Industry Consulting Co., Ltd. (“BXFI”), a wholly-owned foreign enterprise (a “WOFE”) under the law of PRC.

On August 25, 2009, BXFI entered into contractual agreements with Beijing Wowjoint Machinery Co., Ltd. (“BWMC”) and its shareholders, as described below, by which BXFI is deemed the primary beneficiary of BWMC and BWMC being deemed a subsidiary of AGL under the requirements of the U.S. generally accepted accounting principles (“GAAP”).

In accordance with GAAP, BWMC is deemed a variable interest entity (a “VIE”) of BXFI, the primary beneficiary, and is required to be consolidated by BXFI, as BXFI is subject to a majority of the risk of loss for the VIE, or is entitled to receive a majority of the VIE’s residual returns. VIE’s are entities in which their primary beneficiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with ownership of the entities. The results of VIE’s, are treated as that of a subsidiary, and are included in the consolidated statements of operations from the effective date of Acquisition.

The assets, liabilities, and non-controlling interest of a consolidated VIE are accounted for as if the entities were consolidated based on voting interests and the usual accounting rules for which the VIE operates are applied as they would to a consolidated subsidiary as follows:

·	Carrying amounts of the VIE are consolidated into the financial statements of BXFI as the primary beneficiary (referred as “Primary Beneficiary” or “PB”)

·	Inter-company transactions and balances, such as revenues and costs, receivables and payables between or among the Primary Beneficiary and the VIE(s) are eliminated in their entirety

·	There is no direct ownership interest by the Primary Beneficiary in the VIE, equity of the VIE is eliminated with an offsetting credit to minority interest.

Based on the contractual agreements, BXFI provides consulting services to BWMC and is entitled to (1) receive a substantial portion of the economic benefits from BWMC; (2) exercise effective control over BWMC and (3) has an exclusive option to purchase all or part of the equity interest in BWMC when and to the extent permitted by the PRC laws. By the virtue of the contractual agreements, BXFI consolidates the operating results, assets and liabilities in BWMC’s financial statements.

The followings are brief description of contracts entered between BXFI and BWMC:

·	Exclusive Technical Consulting and Services Agreement - BXFI entered into an Exclusive Technical Consulting and Service Agreement with BWMC, pursuant to which, BXFI exclusively provides consulting services to BWMC in exchange for a percentage of BWMC’s revenue as determined by BXFI. This agreement enables the transfer of substantial portion of economic interests from BWMC to BXFI.
·	Equity Pledge Agreement - BXFI, BWMC and its shareholders have entered into an Equity Pledge Agreement, pursuant to which, each of the shareholders of BWMC has pledged all of its equity interests in BWMC to BXFI to guarantee the payment of service fees under the Exclusive Technical Consulting and Service Agreement.
·	Voting Rights Proxy Agreement - BXFI and shareholders of BWMC have entered into a Voting Rights Proxy Agreement, pursuant to which, each of the shareholders of BWMC has granted to BXFI and its designated person the power to exercise all voting rights of such shareholder
·	Exclusive Purchase Option Agreement - BXFI and shareholders of BWMC have entered into an Exclusive Call Option Agreement, pursuant to which, each of the shareholders of BWMC has irrevocably and unconditionally granted BXFI or its designated person an exclusive call option to purchase, at any time if and when permitted by the PRC laws, all or any portion of the equity interests in BWMC at the price equal to five percent (5%) of the actual capital contribution made by each shareholder.

The consideration BWMC and its shareholders received for entering into the contractual agreements was of a nominal amount. The contractual agreements were entered into to protect BWMC against possible future foreign ownership restrictions that might currently apply to BWMC. The contractual agreements affords BXFI, and their VIE namely BWMC, the opportunity to access capital market outside of the PRC, which would otherwise not be available to BWMC. If at such time in the future possible PRC ownership restrictions were to be eased with regards to BWMC, and should AGL obtain financing from foreign sources, the structure of the contractual agreements are such that control could go from that of a VIE relationship to that of direct ownership with ease and limited restrictions under PRC laws.

AGL’s wholly-owned subsidiary, BXFI, is the recipient of all the benefits of the contractual relationships. If BXFI is not be able to perform its services under the terms of the contractual agreements, the agreements and the VIE structure would not be in effect. AGL entered into the contractual relationship with the objective of obtaining financing from foreign sources, without which its BXFI subsidiary could not fulfill its contractual agreements with BWMC.

(b)	On December 8, 2010, the ownership of Beijing Wowjoint Machinery Co., Ltd (“BWMC”) was transferred to Beijing Xin Fu Industry Consulting Co., Ltd (“BXFI’). BXFI formerly had no direct equity ownership interest in Beijing Wowjoint and relied on contractual arrangements with Beijing Wowjoint and its shareholders to substantially control and operate BWMC. After the transfer was completed, the Company directly owns 100% of its operating entity BWMC.

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis Of Presentation and Significant Accounting Policies [Text Block]
2.	BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with the generally accepted accounting principles in the United States (“GAAP”). The basis of accounting differs from that used in the statutory accounts of the Company, which are prepared in accordance with the accounting principles of PRC (“PRC GAAP”). The Company’s functional currency is the United States Dollars (USD) while the Chinese operating subsidiaries’ functional currency is the Chinese Renminbi (RMB). The accompanying consolidated financial statements have been translated and presented in United States Dollars (USD). All significant inter-company transactions and balances have been eliminated.

(b) Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires the Company’s management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates, and such differences may be material to the financial statements. Significant estimates include the allowance for doubtful accounts, the allowance for obsolete inventory, the useful lives of plant and equipment, intangible assets, long-term prepaid expenses, and accruals for taxes due.

(c) Principles of Consolidation

The consolidated financial statements include the financial statements of Wowjoint and its subsidiaries. All significant inter-company transactions, balances and unrealized profits and losses have been eliminated on consolidation.

1.)	As discussed in Note 1, “Organization and Description of Business”, the financial positions and results of BWMC were consolidated in the financial statements of the Company because BWMC was determined to be a variable interest entity of the Company. On August 4, 2010, BWMC became a subsidiary of the Company. On December 8, 2010 BWMC became a subsidiary of BXFI upon approval of BXFI to acquire BWMC. Such approval was granted by State Administration for Industry & Commerce of the People’s Republic of China (SAIC).

In anticipation of approval of the BXFI’s acquisition of all the equity interest in BWMC from the BWMC shareholders, BXFI and the BWMC shareholders entered into a Stock Transfer Agreement on April 25, 2010. The proceeds to the BWMC shareholders, of 1million RMB (approximately $151,000), under the Stock Transfer Agreement were loaned to BWMC interest free for five years subsequent to the change in the registration of BWMC’s ownership. This loan was formalized in a June 11, 2010 loan agreement, which was subsequently amended on June 11, 2010, whereby the former BWMC shareholders waived all right to the proceeds under the loan agreement.

2.)	The financial positions and results of BWLC were consolidated in the financial statements of the Company since its incorporation date on May 10, 2010.

(d) Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand and held with banks, including demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased. The Company’s bank balances held in Chinese financial institutions were uninsured.

(e) Restricted cash

Restricted cash represents amounts held by banks, which are not available for the Company’s general use, as security for issuance of letters of credit, bank acceptance bills, bank borrowings and bank drafts. Upon maturity of the letters of credit and repayment of bank acceptance bills, bank borrowings and bank drafts, the deposits are released by the bank and become available for general use by the Company.

(f) Accounts Receivable

The Company records accounts receivable net of an allowance for doubtful accounts. The Company maintains allowances for doubtful accounts for estimated losses. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, the customer’s historical payment history, its current credit-worthiness and current economic trends. The amount of the provision, if any, is recognized in the consolidated statements of operations within the general and administrative expenses. Accounts are written off after appropriate collection efforts are conducted.

(g) Inventories

Inventories other than inventoried cost relating to long-term contracts are stated at the lower of cost or market utilizing the moving average method. Inventoried costs relating to long-term contracts are stated at the actual production cost and tolling cost, and applicable overhead, not in excess of realizable value. An allowance is established when management determines that the carrying value of certain inventories may not be realizable. If inventory costs exceed expected market value due to obsolescence or quantities in excess of expected demand, the Company will record reserves for the difference between the cost and the market value. These reserves are recorded based on estimates and reflected in cost of sales.

(h) Plant and Equipment (Including leased equipment)

Plant and equipment is recorded at cost (including costs of self-construction for leased equipment) and depreciation is provided using the straight-line method over the estimated useful lives of the assets. Expenditures for major additions or improvements, which extend the useful lives of assets, are capitalized. Minor replacements, maintenance and repairs, which do not improve or extend the lives of the assets, are charged to operations as incurred. Disposals are removed at cost less accumulated depreciation, and any resulting gain or loss is reflected in current operations. In accordance with GAAP, the Company examines the possibility of decreases in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Depreciation is computed on a straight-line basis over the following estimated useful lives:

Plant	20 years
Furniture and fixtures	5 years
Equipment	5-10 years
Automobiles	5 years

Manufactured equipment deemed to be leased to customers though operating leases whereby the Company is deemed the lessor are included in plant and equipment.

(i) Construction in Progress

Construction in progress consists of costs incurred for construction projects that have not yet been completed. Once these projects are completed, the costs will be transferred to the appropriate property, plant and equipment category.

(j) Impairment of Long-lived Assets

In accordance with GAAP, the Company periodically reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the assets estimated fair value and its book value. The Company did not consider it necessary to record any impairment charges during the years ended December 31, 2012 and 2011.

(k) Foreign Currency Translation

The accompanying consolidated financial statements are presented in USD. The functional currency of the Company is RMB. The consolidated financial statements are translated in USD from RMB at period-end exchange rates as to assets and liabilities and average exchange rates as to revenues and expenses. Equity accounts are translated at their historical exchange rates when the equity transactions occurred. The resulting transaction adjustments are recorded as a component of stockholders’ equity. Gains and losses from foreign currency transactions are included in net income.

	December 31, 2012	December 31, 2011
Year ended RMB:USD Exchange Rate:	6.30110	6.36470
Average Yearly RMB:USD Exchange Rate:	6.30336	6.47351

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into USD at the rates used in translation.

(l) Fair Value of Financial Instruments

Effective January 1, 2008, the Company adopted ASC 820-Fair Value Measurements and Disclosure or ASC 820 for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements establishes a framework for measuring fair value and expands disclosure about such fair value measurements. The adoption of ASC 820 did not have an impact on the Company’s financial position or operating results, but did expand certain disclosures.

ASC 820 defines fair value as the price that would be received upon sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities

Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data

Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions

Cash and cash equivalents include money market securities and commercial paper that are considered to be highly liquid and easily tradable. These securities are valued using inputs observable in active markets for identical securities and are therefore classified as Level 1 within the fair value hierarchy.

In addition, the Company did not elect the fair value options for any of its qualifying financial instruments.

(m) Revenue Recognition

The Company generates revenue from the design, engineering, manufacturing and sales of customized heavy lifting and carrier equipment used in various engineering projects involving the construction of bridges, highways, railways and other applications requiring lifting and carrying capability.

In general, the Company records revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the sales price to the customer is fixed or determinable, and collectability is reasonably assured. The following policies reflect specific criteria for the various revenues streams of the Company:

Contract Accounting

In accounting for long-term engineering and construction-type contracts, the Company follows the provisions of ASC 605-35-05-7 Percentage-of-Completed-Method (formerly the AICPA’s Statement of Position 81-1 Accounting for Performance of Construction-Type and Certain Production-Type Contracts). The Company recognizes revenues using the percentage of completion method of accounting by relating contract costs incurred to date to the total estimated costs at completion. Contract prices and cost estimates are reviewed periodically as work progresses and adjustments proportionate to the percentage of completion are reflected in contract revenues and gross profit in the reporting period when such estimates are revised. This method of revenue recognition requires the Company to prepare estimates of costs to complete contracts in progress. In making such estimates, judgments are required to evaluate contingencies such as potential variances in schedule, the cost of materials and labor, and productivity; and the impact of change orders, liability claims, contract disputes, and achievement of contractual performance standards which may result in revisions to costs and income and are recognized in the period in which the revisions are determined. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined. The asset, “costs and estimated earnings in excess of billings,” represents revenues recognized in excess of amounts billed. The liability, “billings in excess of costs and estimated earnings”, represents billings in excess of revenues recognized.

Payments received before all of the relevant criteria for revenue recognition are satisfied are recorded as advances from customers.

The Company also generates technical services income in accordance with terms stated in the agreements with its customers.

The Company’s revenue consists of the invoiced value of goods, net of a value-added tax (VAT). No product return or sales discount allowance is made as products delivered and accepted by customers are normally not returnable and a sales discount is normally not granted after products are delivered.

Service Revenue

The Company provides technical and consultation service to its customers. Service revenue is recognized when the service is performed.

Spare Parts revenue

The Company recognizes sales of spare parts upon delivery.

Lease Revenue

The Company provides machinery lease to its customers. Lease revenue is recognized based on equipment usage in accordance with terms of the contract.

(n) Advertising Expenses

Advertising expenses consist primarily of costs of promotion for corporate image and product marketing and costs of direct advertising. The Company expenses all advertising expenses as incurred and classifies these expenses under selling expenses.

(o) Research and Development

The Company expenses all research and development expenses as incurred and classifies these expenses under general and administrative expenses.

(p) Income Taxes

The Company is subject to the Income Tax Law of the People’s Republic of China. Income taxes are accounted for under FASB ASC-740 Income Taxes or ASC 740. Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases and tax loss carry forwards. Any deferred tax assets and liabilities would be measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Beginning January 1, 2008, the new Enterprise Income Tax (“EIT”) Law of China replaced the existing China laws for Domestic Enterprises (“DES”) and Foreign Invested Enterprises (“FIEs”). The new standard EIT applicable to high technology corporations is 15%.

From January 1, 2010 to the present, the income tax rate applicable to the Company is 15%.

(q) Accumulated Other Comprehensive Income

The accounts of Beijing Wowjoint were maintained and its financial statements were expressed in Chinese Renminbi (RMB). Such financial statements were translated into United States Dollars (USD) in accordance with US GAAP, with the USD as the functional currency. All balance sheet items, assets and liabilities are translated at the current exchange rates of the balance sheet dates, shareholders’ equity is translated at the historical rates and income statement items are translated at the average exchange rate for the period. The resulting translation adjustments are reported under other comprehensive income in accordance with GAAP as a component of shareholders’ equity.

During the year of 2012 and 2011, the transactions of Beijing Wowjoint were denominated and recorded in RMB at the rates of exchange in effect when the transactions occur. Exchange gains and losses are recognized for the different foreign exchange rates applied when the foreign currency assets and liabilities are settled. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Accumulated other comprehensive income consisted of unrealized gains or losses resulting from the translation of financial statements from RMB to US dollars.

(r) Segment Reporting

GAAP requires the use of the management approach model for segment reporting. The management approach model is based on how a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company. Based on this model, the Company has one reportable business segment, the manufacture and marketing of non-standard heavy lifting and carrying equipment in China.

(s) Risks and Uncertainties

The Company is subject to substantial risks from, among other things, intense competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements, limited operating history, foreign currency exchange rates and the volatility of public markets.

The Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC, and by the general state of the PRC’s economy. The Company’s business may be influenced by changes in PRC governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

(t) Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur.  The Company’s management and legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment.  In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements.  If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantee would be disclosed.

(u) Reclassifications

Certain amounts in the prior year financial statements have been reclassified to conform with the current year’s presentation. Such reclassifications had no effect on previously reported net income or net assets.

(v) Recent Accounting Pronouncements

The following is a list of recent accounting pronouncements summarized below:

On July 27, 2012, the FASB issued ASU 2012-02, Intangibles-Goodwill and Other (Topic 350) – Testing Indefinite-Lived Intangible Assets for Impairment. The ASU provides entities with an option to first assess qualitative factors to determine whether events or circumstances indicate that it is more likely than not that the indefinite-lived intangible asset is impaired. If an entity concludes that it is more than 50% likely that an indefinite-lived intangible asset is not impaired, no further analysis is required. However, if an entity concludes otherwise, it would be required to determine the fair value of the indefinite-lived intangible asset to measure the amount of actual impairment, if any, as currently required under US GAAP. The ASU is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this pronouncement will not have a material impact on its financial statements.

In October, 2012, the FASB issued ASU No. 2012-04, “Technical Corrections and Improvements” (“ASU 2012-04”). The amendments cover a wide range of topics in the FASB ASC. The amendments are incorporated into two sections: a. Technical corrections and improvements, and b. Conforming amendments related to fair value measurements.

a.)	The amendments in the technical corrections and improvements section are categorized as follows:

·	Source literature amendments. These amendments are considered necessary due to differences between source literature and the FASB ASC. The amendments primarily carry forward legacy document guidance and/or subsequent amendments into the FASB ASC. Often, either writing style or phrasing in the legacy documents did not directly relate to the FASB ASC format and style so that the meaning of certain guidance might have been unintentionally altered.

·	Guidance clarification and reference corrections. These amendments include updated wording or corrected references, or a combination of both.

·	Relocated guidance. These amendments primarily move authoritative literature guidance from one location to another location that is deemed more appropriate within the FASB ASC.

b.)	On the fair value measurements issue, the guidance in ASU 2012-04 identifies when the use of the term “fair value” should be linked to the definition of fair value included in FASB ASC 820, entitled Fair Value Measurement. Most of the amendments are of a nonsubstantive nature. Many of the amendments relate to conforming wording to be consistent with the terminology in FASB ASC 820 for example, references to market value and current market value have been changed to appropriately refer to fair value so that the literature is consistent throughout.

In October 2012, the FASB issued ASU No. 2012-06, “Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution” (“ASU 2012-06”). This amendment requires that indemnification assets recognized in accordance with Subtopic 805-20, Business Combinations—Identifiable Assets and Liabilities, and Any Non-controlling Interest, as a result of a government-assisted acquisition of a financial institution involving an indemnification agreement should be subsequently measured on the same basis as the asset subject to indemnification. For public and nonpublic entities, the amendments in this Update are effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Management does not expect the adoption of this standard has a significant effect on the Company’s consolidated financial position or results of operations.

In January 2013, the FASB issued ASU No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”). The Update clarifies that ordinary trade receivables and receivables are not in the scope of Accounting Standards Update No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. Specifically, Update 2011-11 applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in FASB Accounting Standards Codification® or subject to a master netting arrangement or similar agreement. The amendments in this Update are effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Management does not expect the adoption of this standard has a significant effect on the Company’s consolidated financial position or results of operations.

In February 2013, the FASB issued ASU No. 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (“ASU 2013-02”). The amendments require an organization to:

(a)	Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income–but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.

(b)	Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Management does not expect the adoption of this standard has a significant effect on the Company’s consolidated financial position or results of operations.

In February 2013, the FASB issued ASU No. 2013-03, “Clarifying the Scope and Applicability of a Particular Disclosure to Nonpublic Entities” (“ASU 2013-03”). The amendment clarifies that the requirement to disclose the level of the fair value hierarchy within which the fair value measurements are categorized in their entirety (as Level 1, Level 2, or Level 3) does not apply to private companies and nonpublic not-for-profits for items that are not measured at fair value in the statement of financial position, but for which fair value is disclosed. The amendments are effective upon issuance. Management does not expect the adoption of this standard has a significant effect on the Company’s consolidated financial position or results of operations.

In March 2013, the FASB issued ASU No. 2013-04, “Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date” (“ASU 2013-04”). The update provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this ASU is fixed at the reporting date, except for obligations addressed within existing guidance in US GAAP. The guidance requires an entity to measure those obligations as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance in this ASU also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Management does not expect the adoption of this standard will have a significant effect on the Company’s consolidated financial position or results of operations.

In March 2013, the FASB issued ASU No. 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity” (“ASU 2013-05”). The ASU clarifies that when a parent entity ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to apply the guidance in Accounting Standards Codification 830-30 to release any related cumulative translation adjustment into net income. The ASU provides that the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. The amendments take effect prospectively for public companies for fiscal years beginning after December 15, 2013, and interim reporting periods within those years. Management does not expect the adoption of this standard will have a significant effect on the Company’s consolidated financial position or results of operations.

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies. Due to the tentative and preliminary nature of those proposed standards, management has not determined whether implementation of such proposed standards would be material to our financial statements.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
3.	ACCOUNTS RECEIVABLE

A significant percentage of contract value is billed upon the delivery of the equipment to our customers. Accounts billed represent billed amounts. Unbilled amounts represent sales for which billings have not been presented to customers at year end. (See Note 15)

Accounts receivable consisted of the following:

	2012	2011
Amount billed	$8,709,121	$10,521,420
Retainage, subsequent to completion of contracts and acceptance by the owners	1,247,243	3,289,119
Accounts receivable	9,956,364	13,810,539
Less: Allowance for doubtful accounts	(1,873,805)	(1,502,862)
Accounts receivables, net	$8,082,559	$12,307,677

Retainage, with respect to accounts receivable, is the balance invoiced but not paid by customers pursuant to retainage provisions in long-term contracts due upon completion of the contracts and acceptance by the customer after an evaluation period to determine that the machine is operating in accordance with the sales contractual agreement. Retainage not invoiced, and prior to the completion of the customary evaluation period accorded to customer, is accounted for as costs and estimated earnings and billings.

ADVANCES TO SUPPLIERS	12 Months Ended
Dec. 31, 2012
Advances To Suppliers [Abstract]
Advances To Suppliers Disclosure [Text Block]
4.	ADVANCES TO SUPPLIERS

The Company advances to certain vendors for the purchase of materials. As of December 31, 2012 and 2011, the advances to suppliers amounted to $3,566,706 and $8,955,688, respectively.

INVENTORIES	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
5.	INVENTORIES

Inventories are summarized as follows:

	2012	2011
Raw Material	$3,056,637	$3,544,443
Finished Good	362,118	-
Direct production cost	319,929	434,591
	$3,738,684	$3,979,034

Inventoried cost, are costs relating to the assembly of sub-component parts available for future use on various types of machines manufactured by the Company, and for costs relating to the construction of equipment which has not been contracted by a customer, but which Company management has determined is readily saleable in the construction equipment industry. Total inventoried costs as of December 31, 2012 and 2011, were $319,929 and $434,591, respectively.

PROPERTY, PLANT AND EQUIPMENT AND CONSTRUCTION IN PROGRESS	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
6.	PROPERTY, PLANT AND EQUIPMENT AND CONSTRUCTION IN PROGRESS

Property, Plant and equipment and Construction in Progress consisted of the following:

	December 31, 2012	December 31, 2011
Plant	$1,346,191	$1,346,170
Furniture and Fixtures	285,562	64,327
Equipment	12,957,646	8,862,018
Automobiles	419,951	411,498
Less: Accumulated Depreciation	(2,613,100)	(1,667,572)
Plant and Equipment, Net	$12,396,250	$9,016,441

Construction in Progress	$5,300,951	$5,572,511

Plant and equipment are recorded at cost basis. Gains or losses on disposals are reflected as gain or loss in the year of disposal. The cost of improvements that extend the life of plant and equipment are capitalized. These capitalized costs may include structural improvements, equipment and fixtures. All ordinary repair and maintenance costs are expensed as incurred.

$11,837,660 and $6,150,173 is included in equipment that was produced for operating leasing that is leased to our customers for the years ended December 31, 2012 and 2011, respectively.

Depreciation for financial reporting purposes is provided using the straight line method over the estimated useful lives of the assets. The Company had depreciation expense of $945,528 and $725,365 for the years ended December 31, 2012 and 2011, respectively.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
7.	INTANGIBLE ASSETS

Land Use Right

According to the laws of the PRC, the government owns all the land in the PRC. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government. Land use rights are being amortized using the straight-line method over the lease term of 40 years.

Land use rights consisted of the following:

	December 31,	December 31,
	2012	2011
Land use rights	$3,310,933	$1,185,929
Less: Accumulated amortization	(169,485)	(118,593)
	$3,141,448	$1,067,336

Total amortization expenses of land use right for the years ended December 31, 2012 and 2011 amounted to $50,892 and $33,969, respectively.

LOANS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
8.	LOANS

Short-term loans were as follows:

	December 31,	December 31,
Description	2012	2011
Loan payable to Industrial and Commercial Bank of China, interest at 6.56% annually, due by December 19, 2012, with collateral consisting of accounts receivables and guarantee from the Beijing Zhongguancun Sci-Tech Guaranty Co., Ltd.	$-	$1,587,074

Loan payable to China Minsheng Bank, interest at 7.93% annually, due by September 14, 2012.	-	793,594

Loan payable to China Merchants Bank, interest at 8.53% annually, due by July 21, 2012.	-	1,110,952

Loan payable to China Minsheng Bank, interest at 7.8% annually, due by August 23, 2013.	793,512	-

Loan payable to Industrial and Commercial Bank of China, interest at 5.6% annually, due by April 30, 2013 with collateral consisting of land use rights for the land in Yangtze River Road North and Ruishan Road West, New District, Zhenjiang.	1,745,727	-
	$2,539,239	$3,491,620

Long-term loans were as follows:

	December 31,	December 31,
Description	2012	2011
Loan payable to China Development Bank, interest at 6.1% annually, due by Feb 24, 2014, with collateral consisting of accounts receivables and guarantee from the Beijing Zhongguancun Sci-Tech Guaranty Co., Ltd.	$1,110,917	$1,587,100

Long-term loan due within one year	(476,107)	(476,138)

Long-term loan will be paid beyond one year	$634,810	$1,110,962

The interest expense was $311,480 and $298,600, for the years ended December 31, 2012 and 2011, respectively.

As of December 31, 2012, the Company maintained in total RMB 23 million (approximately $3.65 million) in rolling credit facilities, of this amount:

1)	China Development Bank (CDB) extended a 3-year RMB10 million ($1.59 million) working capital facility in February 2011. The current expiration date for the loan agreement is February 24, 2014, with RMB3 million which was repaid on February 24, 2012, RMB3 million which would be repaid on February 24, 2013 and the remaining RMB4 million to be repaid on February 24, 2014. Therefore the balance as of December 31, 2012 was RMB7 million ($1.11 million). RMB loans carry an interest rate equal to the People’s Bank of China’s three-year benchmark lending rate.

The CDB facility is supported by a guarantee from Beijing Zhongguancun Sci-Tech Guaranty Co. Ltd. (“Zhongguancun”), which is a professional guarantee company mainly funded by the Chinese government and provides various credit guarantees for hi-tech SMEs (such as Wowjoint) in order to help the companies obtain bank financing at reduced interest rates.

The material terms for the Zhongguancun guarantee of CDB facility are as follow:

·

RMB10 million maximum amount; the principal amount of the CDB credit line will be reduced from RMB10 million to RMB7 million in second year, and to RMB4 million in third year, as the Company repays the principal in accordance with the terms of the loan agreement;

·	A pledge of all future and current accounts receivables on a pro rata basis, with the Company being required to submit a list of all accounts receivables to Zhongguancun every quarter;

·	The term is from February 25, 2011 to February 24, 2014; and

·	The fees charged by Zhongguancun for the three-year RMB10 million loan were RMB474,542, which is the sum of the following (the CDB annual guarantee fee percentage is 10% higher than that under the ICBC facility due to the longer than one year guarantee):

a)	First year of agreement: RMB10 million x 1.9602% (annual guarantee fee) + RMB10 million x 0.3% (annual guarantee review fee);

b)	Second year of agreement: RMB7 million x 1.9602% (annual guarantee fee) + RMB7 million x 0.3% (annual guarantee review fee); and

c)	Third year of agreement: RMB4 million x 1.9602% (annual guarantee fee) + RMB4 million x 0.3% (annual guarantee review fee).

2)

China Minsheng Bank extended the Company a RMB5 million (US$0.79 million) facility in October 2011 to provide short-term liquidity and working capital, which expired on March 29, 2012. The loan was repaid in January 2012 before the due date, and was renewed for 6 months from March 2012 to September 14, 2012, which was repaid on August 23, 2012. The Company subsequently entered a new 1-year RMB5 million (US$0.79 million) facility with China Minsheng Bank with term from August 23, 2012 to August 23, 2013. RMB loans carry an interest rate equal to 1.3 times the People’s Bank of China’s 1-year benchmark lending rate, i.e. 7.8%.

The China Minsheng Bank facility is supported by a personal guarantee from Yabin Liu, the company’s Chief Executive Officer.

3)

Industrial and Commercial Bank of China Limited, Zhenjiang Branch (“ICBC Zhenjiang”), extended a 6-month RMB11 million ($1.75 million) facility to one of the Company’s wholly-owned subsidiaries, Zhenjiang Wowjoint, with term from October 26, 2012 to April 30, 2013. RMB loans carried an interest rate equal to the People’s Bank of China’s 6-month benchmark lending rate.

The ICBC Zhenjiang facility was supported by a corporate guarantee from Zhenjiang Wowjoint that has the following material terms:

·	RMB11 million maximum amount;

·	A pledge of land use right of the Zhenjiang facilities with appraised value of approximately RMB16.9 million as of October 2012; and

·	The term for the guarantee is from October 26, 2012 to October 25, 2017 .

 Under the above three credit facilities, the Company:

(1) Must pay the principal and related interests when due;

(2) Without written consent, the Company cannot sell or transfer assets, or provide guarantees to third parties; and

(3) Must not conduct any activities, which may be materially detrimental to the interests of lending banks.

The Company fully drew down the above credit facilities and is in compliance with all terms and conditions of all of the above credit agreements as of December 31, 2012. Except for the above terms, there are no quantified financial covenants or financial ratios specified in the credit agreements. The Company is not subject to any covenants limiting their ability to incur additional indebtedness.

ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
9.	ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses are the following:

	December 31,	December 31,
	2012	2011
Accounts payable	$8,185,565	$11,387,293
Accrued expenses	342,781	2,661,364
Accrued warranty cost	154,155	154,162
Total	$8,682,501	$14,202,819

The Company’s equipment are typically sold with one year warranty from the date of sales against defects in materials. Warranty cost is accrued as revenue is recognized. Cost of warranties is estimated based on the Company’s experience in recent years. Actual warranty costs when incurred are charged against accrued warranty liability. The Company did not accrue warranty expense during the year ended December 31, 2012 and 2011, as their accrued warranty of $154,155 and $154,162 were adequate to compensate for expected future warranty costs as of those respective dates.

OTHER PAYABLES	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]
10.	OTHER PAYABLES

Other payables comprised of the following:

	December 31,	December 31,
	2012	2011
Payable to Employees	$500,327	$107,996
Payable to Other Companies	1,491,832	372,821
Total	$1,992,159	$480,817

TAXES PAYABLES	12 Months Ended
Dec. 31, 2012
Taxes Payable [Abstract]
Taxes Payables Disclosure [Text Block]
11.	TAXES PAYABLES

Tax payables are summarized as follows:

	December 31,	December 31,
	2012	2011
VAT tax payables	$4,241,346	$4,183,815
Income tax liability	353,575	411,638
Individual Income tax payable	6,712	-
Other tax payable	162	(4,151)
Total taxes payable	$4,601,795	$4,591,302

Enterprises or individuals, who sell commodities, engage in repair and maintenance or import or export goods in the PRC are subject to a value added tax (VAT) in accordance with Chinese Laws. The VAT standard rate is 17% of the gross sale price. A credit is available whereby VAT paid on the purchases of semi-finished products or raw materials used in the production of the Company’s finished products can be used to offset the VAT due on the sales of the finished products.

In accordance with common market practice in China, the company pays VAT to tax authorities based on the VAT invoices it issues to customers. For the projects which the company has completed but has not issued invoices, the company classified the VAT tax to “Cost and estimated earnings in excess of billing” from “Accounts Receivables”, not included in Accounts Receivable on its balance sheet.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
12.	INCOME TAXES

On March 16, 2007, the National People’s Congress of China approved the new Corporate Income Tax Law of the People’s Republic of China (the “New CIT Law”), which was effective from January 1, 2008.

The key changes in the new law are:

The new standard EIT rate of 25% replaced the 33% rate currently applicable to both DES and FIEs, except for High Tech companies who pay a reduced rate of 15%; and

Companies established before March 16, 2008 will continue to enjoy tax holiday treatment approved by the local government for a grace period of the next 5 years or until the tax holiday term is completed, whichever is sooner.

The Company is a high technology company and enjoys the benefit of a reduced income tax rate at 15%. The applicable new EIT for the Company was 7.5% until December 31, 2009. For the years ending December 31, 2012 and 2011, the company’s income tax rate was 15%.

In accordance with the New CIT Law, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management" refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2012, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2012, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company were to have non-PRC incorporated entities that are deemed PRC tax residents, such entities would be subject to PRC tax under the New CIT Law. The Company has analyzed the applicability of this law, as of December 31, 2012, and the Company has not accrued for PRC tax on such basis. The Company will continue to monitor changes in the interpretation or guidance of this law.

The New CIT Law also imposes a 10% withholding income tax, subject to reduction based on tax treaty where applicable, for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. Such dividends were exempted from PRC tax under the previous income tax law and regulations. The foreign invested enterprise is subject to the withholding tax starting from January 1, 2008. There were no dividends distributed during the years ended December 31, 2012, and 2011.

The table below summarizes the reconciliation of the Company’s income tax provision (benefit) computed at the statutory rate in the PRC and the effective tax rate.

	December 31, 2012	December 31, 2011
Income Tax Provisions (benefit)	38%	38%
Abatement of taxes - Technology enterprises	(15)%	(15)%
Tax Provisions (benefit)	23%	23%

The Company uses FASB ASC 740 (formerly FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”)). – An Interpretation of FASB Statement No. 109, Accounting for Income Taxes. The Interpretation addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under FIN 48, we may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. FIN 48 also provides guidance on recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. As of December 31, 2012 and 2011, the Company did not have a liability for unrecognized tax expenses.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
13.	RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. The due from/to related parties represents advances to /or from entities controlled by the Company’s shareholders, or the shareholders themselves. The amounts are unsecured, non-interest bearing and due on demand.

Beijing Runtuo Industry &Technology Co. Ltd. (“Beijing Runtuo”) is a related party of the Company. The CEO of the Company owns part of an entity that is a shareholder of Beijing Runtuo. Beijing Runtuo provided natural gas to the Company for production. The Company has advanced to Beijing Runtuo $76,037, as of December 31, 2011 and a liability amounting $261,863 as of December 31, 2012. The Company also has a liability amounting $53,970 and $53,972 to Beijing Wowjoint Mechanical and Electrical Equipment Co., (“Wowjoint Mechanical”) a related party of the Company, as of December 31, 2012 and 2011 respectively. The CEO of the Company is the CEO and a shareholder of Wowjoint Mechanical. Wowjoint Mechanical provided preliminary work in process for the Company.

The CEO of the Company also provided certain personal guaranty to ensure the Company’s payment obligations under the RMB 5 million Loan Agreement with China Minsheng Bank entered in August 2012, which is not reflected on the balance sheet.

COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS	12 Months Ended
Dec. 31, 2012
Costs and Estimated Earnings In Excess Of Billings [Abstract]
Costs and Estimated Earnings In Excess Of Billings [Text Block]
14.	COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS

The current assets, “costs and estimated earnings in excess of billings” on contract in progress, represent cumulative revenues recognized in excess of the cumulative amount billed to customers. Included in cost and estimated earnings in excess of billings are unbilled receivables on contracts, or portions of contracts, that have been recorded in sales on attainment of sales or revenue criteria, though appropriately recognized, cannot be billed yet under the contracts as of the balance sheet date. Included in costs and estimated earnings in excess of billings is retainage not invoiced, which is typically 5%-10% of a construction contract. Retainage not invoiced, and prior to the completion of the customary evaluation period accorded to customer, is accounted for as costs and estimated earnings and billings. Retainage is typically invoiced to the customer one year after delivery of construction equipment. This extended payment period for the last portion of a contract is given to allow the customer to operate their equipment and notify the Company if adjustments to the equipment are required.

As of December 31, 2012 and 2011, costs and estimated earnings in excess of billings are as follows:

	December 31,	December 31,
	2012	2011
Contract costs incurred plus recognized profits less recognized losses to date	$55,607,242	$22,564,799
Less: Progress billings to date	(53,356,822)	(18,151,317)
Costs and estimated earnings in excess of billings	$2,250,420	$4,413,482

The timing of when the Company bill their customers is generally based on advance billing terms or contingent upon completion of certain phases of the work, as stipulated in the contract. Costs and estimated earnings in excess of billings at December 31, 2012 and 2011 are typically billed within one year.

ORDINARY SHARES	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
15.	ORDINARY SHARES

Prior to Acquisition, CFAC has issued and outstanding 5,320,312 ordinary shares.

As described in Note 1, Wowjoint issued 5,700,000 ordinary shares to Beijing Wowjoint’s shareholders on February 22, 2010. In connection with the Acquisition, the holders of 1,374,089 of the ordinary shares sold in CFAC's initial public offering elected to redeem their shares. Wowjoint also entered into "forward contracts" to purchase 1,696,258 ordinary shares in privately negotiated transactions from shareholders who would otherwise have voted against the business combination.

After giving effect to the issuance of 5,700,000 ordinary shares to Wowjoint’s shareholders, the redemptions and the forward contract payments, there are 7,949,965 ordinary shares of Wowjoint outstanding as of December 31, 2011.

The Company issued stock compensation of 21,500 common shares in October 2011 for services performed by a financial consultant. These shares were valued at market on the date of their approval for issuance. The company recorded $35,690 in compensation expense, included in general and administrative expenses, related to this share issuance. After issuing the shares, there are 7,971,465 ordinary shares of Wowjoint outstanding as of December 31, 2011.

On April 8, 2012, a special 6% stock dividend was paid to all holders of ordinary share, and holders of unit consisting one ordinary share and one warrant as of record date of March 31, 2012. Prior to the stock dividend, there were 7,971,465 ordinary shares issued and outstanding as of December 31, 2011. After the 6% stock dividend and stock issued for services, there were 8,459,272 ordinary shares issued and outstanding as of December 31, 2012.

The movement of ordinary shares during the year ended in December 31, 2012 and 2011 is summarized below:

Issued and outstanding shares of CFAC prior to acquisition	5,320,312
Shares redeemed	(1,374,089)
Shares under forward contact	(1,696,258)
2,249,965
Shares issued to Beijing Wowjoint’s shareholders	5,700,000
Shares issued for services	21,500
Outstanding shares as at December 31, 2011	7,971,465
Stock issued for services	9,500
Shares issued for dividends paid	478,307
Outstanding shares as of December 31,2012	8,459,272

STATUTORY SURPLUS RESERVE	12 Months Ended
Dec. 31, 2012
Statutory Surplus Reserve [Abstract]
Statutory Surplus Reserve [Text Block]
16.	STATUTORY SURPLUS RESERVE

In accordance with the laws and regulations of PRC, it is required that before an enterprise registered in the PRC distributes profits, it must first satisfy all tax liabilities, provide for losses incurred in previous years, and make allocations to its statutory surplus reserves. The Company’s PRC subsidiaries are required to transfer 10% of their after-tax profits to a statutory surplus reserve until the reserve balance reaches 50% of its registered capital, which must be completed prior to dividend distribution. Statutory surplus reserves may be utilized to offset prior years’ losses or to increase registered capital. Usage of the statutory surplus reserves should not result in its balance falling below 25% of registered capital, unless the reserves are used to reduce incurred losses. At December 31, 2012 and 2011 the balance of statutory surplus reserves was $3,024,562.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
17.	EARNINGS PER SHARE

Basic and diluted earnings per share have been calculated as follows

	December 31, 2012	December 31, 2011
Net Income (Loss)	$(3,857,876)	$1,187,981
Weight average number of shares outstanding, basic and diluted	8,337,320	7,957,151
Earnings per share, basic and diluted	$(0.46)	$0.15

For accounting period prior to the date of reverse acquisition, the number of shares included in the earnings per share calculation has been retroactively restated to reflect the number of shares to which Beijing Wowjoint shareholders are entitled in the share purchase agreement.

As disclosed in Note 1, an earn-out provision in the share purchase agreement provides for up to an additional 500,000 ordinary shares being issued, the issuance of which is contingent upon certain performance criteria. As such contingency has not been met as of December 31, 2012, the above basic and diluted earnings per share have not included these issuable ordinary shares. In addition, diluted earnings per share exclude 1,786,056 ordinary shares, issuable upon the exercise of warrants, since the exercise price of these warrants were in excess of the average market price of the Company’s ordinary shares.

CONCENTRATIONS	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
18.	CONCENTRATIONS

Major vendors

There was one vendor from which the Company purchased more than 10% of its raw materials for the year ended December 31, 2012, that accounting for about 11%, of its raw material purchases.

There were two vendors from which the Company purchased more than 10% of its raw materials for the year ended December 31, 2011, with each vendor accounting for about 14% and 11%, respectively, of its raw material purchases.

Major customers

There were three customers accounting for over 10% of the total sales for the year ended December 31, 2012, with each customer accounting for about 24%, 21% and 14%, respectively, of total sales over this period.

There were three customers accounting for over 10% of the total sales for the year ended December 31, 2011, with each customer accounting for about 31%, 26% and 15%, respectively, of total sales over this period.

Sales by Geographic Region

For the year ended December 31, 2012, 74% of sales were to customers located in China. For the year ended December 31, 2011, 74% of sales were to customers located in China.

CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Contingencies Disclosure [Text Block]
19.	CONTINGENCIES

(1)

On December 23, 2011, the Company received two subpoenas from the Securities and Exchange Commission. The subpoenas require the Company to provide certain documents to the SEC and a representative of Wowjoint to testify before the SEC. As stated in the SEC correspondence accompanying the subpoenas, the investigation and subpoenas should not be construed as an indication that violations of laws have occurred. A representative of Wowjoint, together with Wowjoint’s attorney at Ellenoff Grossman & Schole LLP, subsequently testified before the SEC from June 27-29, 2012. In connection with the subpoenas, the Company has provided additional company information to the SEC. The investigation is a non-public fact finding inquiry. It is not possible at this time to predict the outcome of the SEC investigation, including whether or when any proceedings might be initiated, when these matters may be resolved or what, if any, penalties or other remedies may be imposed. Wowjoint is committed to cooperating with the SEC. The investigation may require considerable legal expense and management’s time and attention. Moreover, if the SEC were to initiate an enforcement proceeding against the Company or its officers or both, an enforcement proceeding could subject the Company or its management to injunctions, fines, and other penalties or sanctions or result in private civil actions, loss of key personnel, or other adverse consequences.

(2)

Eden, one of the Company’s customers, claimed that the Company supplied poor quality products to four projects in Korea in 2011, in which Eden did the design work and sub-contracted manufacturing to the Company. The Company previously issued four performance bonds to Eden amounting to a total of Euro 552,000 via ICBC Beijing (1 bond for each project in the amount of Euro 138,000). In December 2012 Eden made the claims under these four performance bonds and ICBC Beijing paid accordingly. The Company strongly disagreed with Eden on the claims and is currently appealing and seeking to recover Euro 552,000 through arbitration in Italy.

In addition, in January 2013 Eden made the same claims under quality bonds in the total amount of Euro 500,000 which the Company had issued via ICBC Beijing in connection with the aforementioned four projects in Korea. The Company strongly disagreed with Eden on the claims. Therefore, the Company engaged local Chinese lawyers and applied to court in Beijing to stop ICBC from paying to Eden. The Beijing court had issued a stop payment order to ICBC Beijing. The Company is now in a lawsuit with Eden, which may take up to one year for the court to issue a final ruling. The Company was required to put up a cash deposit in RMB equivalent of Euro 500,000 with the Beijing court. However the cash deposit will be replaced around May 2013 by a collateral backed by an apartment, which is owned by one of the Company’s senior employees, As a result, the cash deposit will be released back to the Company no later than the end of June 2013. Since such kind of lawsuit is not common in PRC, the Company’s attorney cannot give any assurance on the outcome.

(3)

The Company has previously paid RMB 900,000 annually to rent the approximately 160,000 square feet production and office facility in Beijing for 3 years. Since the Company had built a new manufacturing facility in Zhenjiang, the Company decided discontinue the Beijing lease at the end of its term in January 2013. The landlord of the said property had filed a lawsuit against the Company. The Landlord claimed that the Company has damaged the floors and walls during the rental period and sought pecuniary compensation of RMB 2 million. At present, the case is still pending in Beijing court and the court will likely issue a ruling by the end of 2013.

WARRANTS	12 Months Ended
Dec. 31, 2012
Warrants and Rights Note Disclosure [Abstract]
Warrants [Text Block]
20.	WARRANTS

On March 22, 2012, the Company commenced a tender offer (the “Offer”) to all holders of the Company’s outstanding warrants to purchase an aggregate of 7,700,642 of the Company’s ordinary shares, to receive one (1) share in exchange for every 15.9 warrants tendered by the holders of warrants. The Offer shall expire at 5:00 p.m., New York City time, on July 17, 2012, unless further extended by the Company.

On April 17, 2012, the Company’s board of directors approved an extension of the warrant’s expiration date to May 15, 2013 (from May 15, 2012, the expiration date provided by the original terms of the Warrants). Except for the extension of the expiration date, the terms of the warrants remain unchanged.

On November 26, 2012, the Company terminated the previously announced exchange offer for outstanding warrants. No warrants were exchanged for ordinary shares pursuant to the exchange offer, and all warrants tendered to us had been returned.  As of November 26, 2012 and December 31, 2012, total number of outstanding warrants was 7,212,452.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
21.	SUBSEQUENT EVENTS

The following material events have occurred subsequent to December 31, 2012:

1) Industrial and Commercial Bank of China Limited, Zhenjiang Branch (“ICBC Zhenjiang”), extended a 6-month RMB11 million ($1.75 million) facility to one of the Company wholly-owned subsidiaries, Zhenjiang Wowjoint, with term from October 26, 2012 to April 30, 2013. RMB loans carried an interest rate equal to the People’s Bank of China’s 6-month benchmark lending rate. The Company repaid this loan in full plus interest upon expiration on April 30, 2013.

2) Bank of Beijing extended the Company a one-year RMB10 million (US$1.59 million) facility in April 2013 to provide short-term liquidity and working capital, which will expire on April 25, 2014. RMB loans carry an interest rate equals to 1.15 times the People’s Bank of China’s 1-year benchmark lending rate.

The Bank of Beijing facility is supported by a guarantee from Beijing Zhongguancun Sci-Tech Guaranty Co. Ltd. (“Zhongguancun”). The Company is currently negotiating legal documents with Zhongguancun, however the lender allows the Company to draw down the full RMB10 million loan on April 25, 2013 before the execution of final guarantee documents. The Company expects the guarantee documents to be signed by end of June 2013.

3) China Development Bank (CDB) extended a 3-year RMB10 million ($1.59 million) working capital facility to the Company in February 2011. The current expiration date for the loan agreement is February 24, 2014, of which RMB3 million has been repaid on February 24, 2012, another RMB3 million has been repaid on February 24, 2013, and the remaining RMB4 million is to be repaid on February 24, 2014. Therefore the balance as of June 10, 2013 is RMB4 million ($0.63 million). RMB loans carry an interest rate equal to the People’s Bank of China’s three-year benchmark lending rate.

4) 7,264,756 non-exercised warrants were expired on May 15, 2013.

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

(a) Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with the generally accepted accounting principles in the United States (“GAAP”). The basis of accounting differs from that used in the statutory accounts of the Company, which are prepared in accordance with the accounting principles of PRC (“PRC GAAP”). The Company’s functional currency is the United States Dollars (USD) while the Chinese operating subsidiaries’ functional currency is the Chinese Renminbi (RMB). The accompanying consolidated financial statements have been translated and presented in United States Dollars (USD). All significant inter-company transactions and balances have been eliminated.

Use of Estimates, Policy [Policy Text Block]

(b) Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires the Company’s management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates, and such differences may be material to the financial statements. Significant estimates include the allowance for doubtful accounts, the allowance for obsolete inventory, the useful lives of plant and equipment, intangible assets, long-term prepaid expenses, and accruals for taxes due.

Consolidation, Policy [Policy Text Block]

(c) Principles of Consolidation

The consolidated financial statements include the financial statements of Wowjoint and its subsidiaries. All significant inter-company transactions, balances and unrealized profits and losses have been eliminated on consolidation.

1.)	As discussed in Note 1, “Organization and Description of Business”, the financial positions and results of BWMC were consolidated in the financial statements of the Company because BWMC was determined to be a variable interest entity of the Company. On August 4, 2010, BWMC became a subsidiary of the Company. On December 8, 2010 BWMC became a subsidiary of BXFI upon approval of BXFI to acquire BWMC. Such approval was granted by State Administration for Industry & Commerce of the People’s Republic of China (SAIC).

In anticipation of approval of the BXFI’s acquisition of all the equity interest in BWMC from the BWMC shareholders, BXFI and the BWMC shareholders entered into a Stock Transfer Agreement on April 25, 2010. The proceeds to the BWMC shareholders, of 1million RMB (approximately $151,000), under the Stock Transfer Agreement were loaned to BWMC interest free for five years subsequent to the change in the registration of BWMC’s ownership. This loan was formalized in a June 11, 2010 loan agreement, which was subsequently amended on June 11, 2010, whereby the former BWMC shareholders waived all right to the proceeds under the loan agreement.

2.)	The financial positions and results of BWLC were consolidated in the financial statements of the Company since its incorporation date on May 10, 2010.

Cash and Cash Equivalents, Policy [Policy Text Block]

(d) Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand and held with banks, including demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased. The Company’s bank balances held in Chinese financial institutions were uninsured.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]

(e) Restricted cash

Restricted cash represents amounts held by banks, which are not available for the Company’s general use, as security for issuance of letters of credit, bank acceptance bills, bank borrowings and bank drafts. Upon maturity of the letters of credit and repayment of bank acceptance bills, bank borrowings and bank drafts, the deposits are released by the bank and become available for general use by the Company.

Receivables, Policy [Policy Text Block]

(f) Accounts Receivable

The Company records accounts receivable net of an allowance for doubtful accounts. The Company maintains allowances for doubtful accounts for estimated losses. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, the customer’s historical payment history, its current credit-worthiness and current economic trends. The amount of the provision, if any, is recognized in the consolidated statements of operations within the general and administrative expenses. Accounts are written off after appropriate collection efforts are conducted.

Inventory, Policy [Policy Text Block]

(g) Inventories

Inventories other than inventoried cost relating to long-term contracts are stated at the lower of cost or market utilizing the moving average method. Inventoried costs relating to long-term contracts are stated at the actual production cost and tolling cost, and applicable overhead, not in excess of realizable value. An allowance is established when management determines that the carrying value of certain inventories may not be realizable. If inventory costs exceed expected market value due to obsolescence or quantities in excess of expected demand, the Company will record reserves for the difference between the cost and the market value. These reserves are recorded based on estimates and reflected in cost of sales.

Property, Plant and Equipment, Policy [Policy Text Block]

(h) Plant and Equipment (Including leased equipment)

Plant and equipment is recorded at cost (including costs of self-construction for leased equipment) and depreciation is provided using the straight-line method over the estimated useful lives of the assets. Expenditures for major additions or improvements, which extend the useful lives of assets, are capitalized. Minor replacements, maintenance and repairs, which do not improve or extend the lives of the assets, are charged to operations as incurred. Disposals are removed at cost less accumulated depreciation, and any resulting gain or loss is reflected in current operations. In accordance with GAAP, the Company examines the possibility of decreases in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Depreciation is computed on a straight-line basis over the following estimated useful lives:

Plant	20 years
Furniture and fixtures	5 years
Equipment	5-10 years
Automobiles	5 years

Manufactured equipment deemed to be leased to customers though operating leases whereby the Company is deemed the lessor are included in plant and equipment.

Government Contractors, Contracts in Progress, Policy [Policy Text Block]

(i) Construction in Progress

Construction in progress consists of costs incurred for construction projects that have not yet been completed. Once these projects are completed, the costs will be transferred to the appropriate property, plant and equipment category.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

(j) Impairment of Long-lived Assets

In accordance with GAAP, the Company periodically reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the assets estimated fair value and its book value. The Company did not consider it necessary to record any impairment charges during the years ended December 31, 2012 and 2011.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

(k) Foreign Currency Translation

The accompanying consolidated financial statements are presented in USD. The functional currency of the Company is RMB. The consolidated financial statements are translated in USD from RMB at period-end exchange rates as to assets and liabilities and average exchange rates as to revenues and expenses. Equity accounts are translated at their historical exchange rates when the equity transactions occurred. The resulting transaction adjustments are recorded as a component of stockholders’ equity. Gains and losses from foreign currency transactions are included in net income.

	December 31, 2012	December 31, 2011
Year ended RMB:USD Exchange Rate:	6.30110	6.36470
Average Yearly RMB:USD Exchange Rate:	6.30336	6.47351

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into USD at the rates used in translation.

Fair Value of Financial Instruments, Policy [Policy Text Block]

(l) Fair Value of Financial Instruments

Effective January 1, 2008, the Company adopted ASC 820-Fair Value Measurements and Disclosure or ASC 820 for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements establishes a framework for measuring fair value and expands disclosure about such fair value measurements. The adoption of ASC 820 did not have an impact on the Company’s financial position or operating results, but did expand certain disclosures.

ASC 820 defines fair value as the price that would be received upon sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities

Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data

Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions

Cash and cash equivalents include money market securities and commercial paper that are considered to be highly liquid and easily tradable. These securities are valued using inputs observable in active markets for identical securities and are therefore classified as Level 1 within the fair value hierarchy.

In addition, the Company did not elect the fair value options for any of its qualifying financial instruments.

Revenue Recognition, Policy [Policy Text Block]

(m) Revenue Recognition

The Company generates revenue from the design, engineering, manufacturing and sales of customized heavy lifting and carrier equipment used in various engineering projects involving the construction of bridges, highways, railways and other applications requiring lifting and carrying capability.

In general, the Company records revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the sales price to the customer is fixed or determinable, and collectability is reasonably assured. The following policies reflect specific criteria for the various revenues streams of the Company:

Contract Accounting

In accounting for long-term engineering and construction-type contracts, the Company follows the provisions of ASC 605-35-05-7 Percentage-of-Completed-Method (formerly the AICPA’s Statement of Position 81-1 Accounting for Performance of Construction-Type and Certain Production-Type Contracts). The Company recognizes revenues using the percentage of completion method of accounting by relating contract costs incurred to date to the total estimated costs at completion. Contract prices and cost estimates are reviewed periodically as work progresses and adjustments proportionate to the percentage of completion are reflected in contract revenues and gross profit in the reporting period when such estimates are revised. This method of revenue recognition requires the Company to prepare estimates of costs to complete contracts in progress. In making such estimates, judgments are required to evaluate contingencies such as potential variances in schedule, the cost of materials and labor, and productivity; and the impact of change orders, liability claims, contract disputes, and achievement of contractual performance standards which may result in revisions to costs and income and are recognized in the period in which the revisions are determined. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined. The asset, “costs and estimated earnings in excess of billings,” represents revenues recognized in excess of amounts billed. The liability, “billings in excess of costs and estimated earnings”, represents billings in excess of revenues recognized.

Payments received before all of the relevant criteria for revenue recognition are satisfied are recorded as advances from customers.

The Company also generates technical services income in accordance with terms stated in the agreements with its customers.

The Company’s revenue consists of the invoiced value of goods, net of a value-added tax (VAT). No product return or sales discount allowance is made as products delivered and accepted by customers are normally not returnable and a sales discount is normally not granted after products are delivered.

Service Revenue

The Company provides technical and consultation service to its customers. Service revenue is recognized when the service is performed.

Spare Parts revenue

The Company recognizes sales of spare parts upon delivery.

Lease Revenue

The Company provides machinery lease to its customers. Lease revenue is recognized based on equipment usage in accordance with terms of the contract.

Advertising Costs, Policy [Policy Text Block]

(n) Advertising Expenses

Advertising expenses consist primarily of costs of promotion for corporate image and product marketing and costs of direct advertising. The Company expenses all advertising expenses as incurred and classifies these expenses under selling expenses.

Research and Development Expense, Policy [Policy Text Block]	(o) Research and Development The Company expenses all research and development expenses as incurred and classifies these expenses under general and administrative expenses.
Income Tax, Policy [Policy Text Block]

(p) Income Taxes

The Company is subject to the Income Tax Law of the People’s Republic of China. Income taxes are accounted for under FASB ASC-740 Income Taxes or ASC 740. Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases and tax loss carry forwards. Any deferred tax assets and liabilities would be measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Beginning January 1, 2008, the new Enterprise Income Tax (“EIT”) Law of China replaced the existing China laws for Domestic Enterprises (“DES”) and Foreign Invested Enterprises (“FIEs”). The new standard EIT applicable to high technology corporations is 15%.

From January 1, 2010 to the present, the income tax rate applicable to the Company is 15%.

Comprehensive Income, Policy [Policy Text Block]

(q) Accumulated Other Comprehensive Income

The accounts of Beijing Wowjoint were maintained and its financial statements were expressed in Chinese Renminbi (RMB). Such financial statements were translated into United States Dollars (USD) in accordance with US GAAP, with the USD as the functional currency. All balance sheet items, assets and liabilities are translated at the current exchange rates of the balance sheet dates, shareholders’ equity is translated at the historical rates and income statement items are translated at the average exchange rate for the period. The resulting translation adjustments are reported under other comprehensive income in accordance with GAAP as a component of shareholders’ equity.

During the year of 2012 and 2011, the transactions of Beijing Wowjoint were denominated and recorded in RMB at the rates of exchange in effect when the transactions occur. Exchange gains and losses are recognized for the different foreign exchange rates applied when the foreign currency assets and liabilities are settled. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Accumulated other comprehensive income consisted of unrealized gains or losses resulting from the translation of financial statements from RMB to US dollars.

Segment Reporting, Policy [Policy Text Block]

(r) Segment Reporting

GAAP requires the use of the management approach model for segment reporting. The management approach model is based on how a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company. Based on this model, the Company has one reportable business segment, the manufacture and marketing of non-standard heavy lifting and carrying equipment in China.

Risks and Uncertainties [Policy Text Block]

(s) Risks and Uncertainties

The Company is subject to substantial risks from, among other things, intense competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements, limited operating history, foreign currency exchange rates and the volatility of public markets.

The Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC, and by the general state of the PRC’s economy. The Company’s business may be influenced by changes in PRC governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Commitments and Contingencies, Policy [Policy Text Block]

(t) Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur.  The Company’s management and legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment.  In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements.  If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantee would be disclosed.

Reclassification, Policy [Policy Text Block]

(u) Reclassifications

Certain amounts in the prior year financial statements have been reclassified to conform with the current year’s presentation. Such reclassifications had no effect on previously reported net income or net assets.

New Accounting Pronouncements, Policy [Policy Text Block]

(v) Recent Accounting Pronouncements

The following is a list of recent accounting pronouncements summarized below:

On July 27, 2012, the FASB issued ASU 2012-02, Intangibles-Goodwill and Other (Topic 350) – Testing Indefinite-Lived Intangible Assets for Impairment. The ASU provides entities with an option to first assess qualitative factors to determine whether events or circumstances indicate that it is more likely than not that the indefinite-lived intangible asset is impaired. If an entity concludes that it is more than 50% likely that an indefinite-lived intangible asset is not impaired, no further analysis is required. However, if an entity concludes otherwise, it would be required to determine the fair value of the indefinite-lived intangible asset to measure the amount of actual impairment, if any, as currently required under US GAAP. The ASU is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this pronouncement will not have a material impact on its financial statements.

In October, 2012, the FASB issued ASU No. 2012-04, “Technical Corrections and Improvements” (“ASU 2012-04”). The amendments cover a wide range of topics in the FASB ASC. The amendments are incorporated into two sections: a. Technical corrections and improvements, and b. Conforming amendments related to fair value measurements.

a.)	The amendments in the technical corrections and improvements section are categorized as follows:

·	Source literature amendments. These amendments are considered necessary due to differences between source literature and the FASB ASC. The amendments primarily carry forward legacy document guidance and/or subsequent amendments into the FASB ASC. Often, either writing style or phrasing in the legacy documents did not directly relate to the FASB ASC format and style so that the meaning of certain guidance might have been unintentionally altered.

·	Guidance clarification and reference corrections. These amendments include updated wording or corrected references, or a combination of both.

·	Relocated guidance. These amendments primarily move authoritative literature guidance from one location to another location that is deemed more appropriate within the FASB ASC.

b.)	On the fair value measurements issue, the guidance in ASU 2012-04 identifies when the use of the term “fair value” should be linked to the definition of fair value included in FASB ASC 820, entitled Fair Value Measurement. Most of the amendments are of a nonsubstantive nature. Many of the amendments relate to conforming wording to be consistent with the terminology in FASB ASC 820 for example, references to market value and current market value have been changed to appropriately refer to fair value so that the literature is consistent throughout.

In October 2012, the FASB issued ASU No. 2012-06, “Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution” (“ASU 2012-06”). This amendment requires that indemnification assets recognized in accordance with Subtopic 805-20, Business Combinations—Identifiable Assets and Liabilities, and Any Non-controlling Interest, as a result of a government-assisted acquisition of a financial institution involving an indemnification agreement should be subsequently measured on the same basis as the asset subject to indemnification. For public and nonpublic entities, the amendments in this Update are effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Management does not expect the adoption of this standard has a significant effect on the Company’s consolidated financial position or results of operations.

In January 2013, the FASB issued ASU No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”). The Update clarifies that ordinary trade receivables and receivables are not in the scope of Accounting Standards Update No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. Specifically, Update 2011-11 applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in FASB Accounting Standards Codification® or subject to a master netting arrangement or similar agreement. The amendments in this Update are effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Management does not expect the adoption of this standard has a significant effect on the Company’s consolidated financial position or results of operations.

In February 2013, the FASB issued ASU No. 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (“ASU 2013-02”). The amendments require an organization to:

(a)	Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income–but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.

(b)	Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Management does not expect the adoption of this standard has a significant effect on the Company’s consolidated financial position or results of operations.

In February 2013, the FASB issued ASU No. 2013-03, “Clarifying the Scope and Applicability of a Particular Disclosure to Nonpublic Entities” (“ASU 2013-03”). The amendment clarifies that the requirement to disclose the level of the fair value hierarchy within which the fair value measurements are categorized in their entirety (as Level 1, Level 2, or Level 3) does not apply to private companies and nonpublic not-for-profits for items that are not measured at fair value in the statement of financial position, but for which fair value is disclosed. The amendments are effective upon issuance. Management does not expect the adoption of this standard has a significant effect on the Company’s consolidated financial position or results of operations.

In March 2013, the FASB issued ASU No. 2013-04, “Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date” (“ASU 2013-04”). The update provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this ASU is fixed at the reporting date, except for obligations addressed within existing guidance in US GAAP. The guidance requires an entity to measure those obligations as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance in this ASU also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Management does not expect the adoption of this standard will have a significant effect on the Company’s consolidated financial position or results of operations.

In March 2013, the FASB issued ASU No. 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity” (“ASU 2013-05”). The ASU clarifies that when a parent entity ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to apply the guidance in Accounting Standards Codification 830-30 to release any related cumulative translation adjustment into net income. The ASU provides that the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. The amendments take effect prospectively for public companies for fiscal years beginning after December 15, 2013, and interim reporting periods within those years. Management does not expect the adoption of this standard will have a significant effect on the Company’s consolidated financial position or results of operations.

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies. Due to the tentative and preliminary nature of those proposed standards, management has not determined whether implementation of such proposed standards would be material to our financial statements.

ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Summary Investment Holdings [Table Text Block]

As of December 31, 2012, details of Wowjoint Holdings Ltd’s subsidiaries are as follows

Subsidiaries	Date of Incorporation	Place of Incorporation	Percentage of Ownership	Principal Activity
Authentic Genius Limited (“AGL”)	December 22, 2009	Hong Kong	100%	Investment holding

Giant Nova Holdings Limited (“Giant Nova”)	December 18, 2009	the British Virgin Islands	100%	Investment holding

Beijing Xin Fu Industry Consulting Co., Ltd. (“BXFI”)	August 31, 2009	the People’s Republic of China (“PRC”)	100%	Investment holding

Beijing Wowjoint Machinery Co., Ltd. (“BWMC” or “Beijing Wowjoint”)	March 3, 2004	PRC	100%	Design and manufacture heavy duty construction equipment and machinery

Beijing Wowjoint Xingyun Co., Ltd. (“BWXC”)	May 10, 2010	PRC	100%	Lease and sell equipment and machinery

Zhenjiang Wowjoint Heavy-duty Machinery Co., Ltd. (“Zhenjiang Wowjoint”)	April 13, 2011	PRC	100%	Design and manufacture heavy duty construction equipment and machinery

Bright Bridge Construction Inc. (“Bright Bridge”)	April 29, 2009	Nevada, USA	100%	Sales and marketing of equipment and machinery

BWI Consulting s.r.l. (“BWI”)	March 22, 2012	Italy	100%	Sales and marketing of equipment and

Schedule of Purchase Price Allocation [Table Text Block]	The net book value of acquired assets and liabilities on February 22, 2010 is as follows:
Cash	$6,910,534
Accounts Payable and Accrued Liabilities	184,410
Net Assets Acquired	$6,726,124

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Property Plant and Equipment Estimated Useful Lives [Table Text Block]	Depreciation is computed on a straight-line basis over the following estimated useful lives:
Plant	20 years
Furniture and fixtures	5 years
Equipment	5-10 years
Automobiles	5 years

Gains and Losses From Foreign Currency Transactions [Table Text Block]
Gains and losses from foreign currency transactions are included in net income.

	December 31, 2012	December 31, 2011
Year ended RMB:USD Exchange Rate:	6.30110	6.36470
Average Yearly RMB:USD Exchange Rate:	6.30336	6.47351

ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

Accounts receivable consisted of the following:

	2012	2011
Amount billed	$8,709,121	$10,521,420
Retainage, subsequent to completion of contracts and acceptance by the owners	1,247,243	3,289,119
Accounts receivable	9,956,364	13,810,539
Less: Allowance for doubtful accounts	(1,873,805)	(1,502,862)
Accounts receivables, net	$8,082,559	$12,307,677

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories are summarized as follows:
	2012	2011
Raw Material	$3,056,637	$3,544,443
Finished Good	362,118	-
Direct production cost	319,929	434,591
	$3,738,684	$3,979,034

PROPERTY, PLANT AND EQUIPMENT AND CONSTRUCTION IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property, Plant and equipment and Construction in Progress consisted of the following:

	December 31, 2012	December 31, 2011
Plant	$1,346,191	$1,346,170
Furniture and Fixtures	285,562	64,327
Equipment	12,957,646	8,862,018
Automobiles	419,951	411,498
Less: Accumulated Depreciation	(2,613,100)	(1,667,572)
Plant and Equipment, Net	$12,396,250	$9,016,441

Construction in Progress	$5,300,951	$5,572,511

INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Finite Lived Land Use Rights [Table Text Block]	Land use rights consisted of the following:
	December 31,	December 31,
	2012	2011
Land use rights	$3,310,933	$1,185,929
Less: Accumulated amortization	(169,485)	(118,593)
	$3,141,448	$1,067,336

LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]

Short-term loans were as follows:

	December 31,	December 31,
Description	2012	2011
Loan payable to Industrial and Commercial Bank of China, interest at 6.56% annually, due by December 19, 2012, with collateral consisting of accounts receivables and guarantee from the Beijing Zhongguancun Sci-Tech Guaranty Co., Ltd.	$-	$1,587,074

Loan payable to China Minsheng Bank, interest at 7.93% annually, due by September 14, 2012.	-	793,594

Loan payable to China Merchants Bank, interest at 8.53% annually, due by July 21, 2012.	-	1,110,952

Loan payable to China Minsheng Bank, interest at 7.8% annually, due by August 23, 2013.	793,512	-

Loan payable to Industrial and Commercial Bank of China, interest at 5.6% annually, due by April 30, 2013 with collateral consisting of land use rights for the land in Yangtze River Road North and Ruishan Road West, New District, Zhenjiang.	1,745,727	-
	$2,539,239	$3,491,620

Schedule Of Long Term Debt [Table Text Block]

Long-term loans were as follows:

	December 31,	December 31,
Description	2012	2011
Loan payable to China Development Bank, interest at 6.1% annually, due by Feb 24, 2014, with collateral consisting of accounts receivables and guarantee from the Beijing Zhongguancun Sci-Tech Guaranty Co., Ltd.	$1,110,917	$1,587,100

Long-term loan due within one year	(476,107)	(476,138)

Long-term loan will be paid beyond one year	$634,810	$1,110,962

ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

Accounts payable and accrued expenses are the following:

	December 31,	December 31,
	2012	2011
Accounts payable	$8,185,565	$11,387,293
Accrued expenses	342,781	2,661,364
Accrued warranty cost	154,155	154,162
Total	$8,682,501	$14,202,819

OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Payable [Table Text Block]	Other payables comprised of the following:
	December 31,	December 31,
	2012	2011
Payable to Employees	$500,327	$107,996
Payable to Other Companies	1,491,832	372,821
Total	$1,992,159	$480,817

TAXES PAYABLES (Tables)	12 Months Ended
Dec. 31, 2012
Taxes Payable [Abstract]
Federal Income Tax Note [Table Text Block]

Tax payables are summarized as follows:

	December 31,	December 31,
	2012	2011
VAT tax payables	$4,241,346	$4,183,815
Income tax liability	353,575	411,638
Individual Income tax payable	6,712	-
Other tax payable	162	(4,151)
Total taxes payable	$4,601,795	$4,591,302

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The table below summarizes the reconciliation of the Company’s income tax provision (benefit) computed at the statutory rate in the PRC and the effective tax rate.

	December 31, 2012	December 31, 2011
Income Tax Provisions (benefit)	38%	38%
Abatement of taxes - Technology enterprises	(15)%	(15)%
Tax Provisions (benefit)	23%	23%

COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Tables)	12 Months Ended
Dec. 31, 2012
Costs and Estimated Earnings In Excess Of Billings [Abstract]
Schedule Of Costs and Estimated Earnings In Excess Of Billings [Table Text Block]

As of December 31, 2012 and 2011, costs and estimated earnings in excess of billings are as follows:

	December 31,	December 31,
	2012	2011
Contract costs incurred plus recognized profits less recognized losses to date	$55,607,242	$22,564,799
Less: Progress billings to date	(53,356,822)	(18,151,317)
Costs and estimated earnings in excess of billings	$2,250,420	$4,413,482

ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule Of Movement Of Ordinary Shares [Table Text Block]

The movement of ordinary shares during the year ended in December 31, 2012 and 2011 is summarized below:

Issued and outstanding shares of CFAC prior to acquisition	5,320,312
Shares redeemed	(1,374,089)
Shares under forward contact	(1,696,258)
2,249,965
Shares issued to Beijing Wowjoint’s shareholders	5,700,000
Shares issued for services	21,500
Outstanding shares as at December 31, 2011	7,971,465
Stock issued for services	9,500
Shares issued for dividends paid	478,307
Outstanding shares as of December 31,2012	8,459,272

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

Basic and diluted earnings per share have been calculated as follows

	December 31, 2012	December 31, 2011
Net Income (Loss)	$(3,857,876)	$1,187,981
Weight average number of shares outstanding, basic and diluted	8,337,320	7,957,151
Earnings per share, basic and diluted	$(0.46)	$0.15

ORGANIZATION AND DESCRIPTION OF BUSINESS (Details)	12 Months Ended
Dec. 31, 2012
Authentic Genius Limited [Member]
Entity Incorporation, Date Of Incorporation	Dec 22, 2009
Entity Incorporation, State Country Name	Hong Kong
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Summary of Investment Holdings Additional Information	Investment holding
Giant Nova Holdings Limited [Member]
Entity Incorporation, Date Of Incorporation	Dec 18, 2009
Entity Incorporation, State Country Name	the British Virgin Islands
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Summary of Investment Holdings Additional Information	Investment holding
Beijing Xin Fu Industry Consulting Corporation Limited [Member]
Entity Incorporation, Date Of Incorporation	Aug 31, 2009
Entity Incorporation, State Country Name	the People's Republic of China ("PRC")
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Summary of Investment Holdings Additional Information	Investment holding
Beijing Wowjoint Machinery Corporation Limited [Member]
Entity Incorporation, Date Of Incorporation	Mar 3, 2004
Entity Incorporation, State Country Name	PRC
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Summary of Investment Holdings Additional Information	Design and manufacture heavy duty construction equipment and machinery
Beijing Wowjoint Xingyun Corporation Limited [Member]
Entity Incorporation, Date Of Incorporation	May 10, 2010
Entity Incorporation, State Country Name	PRC
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Summary of Investment Holdings Additional Information	Lease and sell equipment and machinery
Zhenjiang Wowjoint Heavy - Duty Machinery Corporation Limited [Member]
Entity Incorporation, Date Of Incorporation	Apr 13, 2011
Entity Incorporation, State Country Name	PRC
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Summary of Investment Holdings Additional Information	Design and manufacture heavy duty construction equipment and machinery
Bright Bridge Construction Incorporation [Member]
Entity Incorporation, Date Of Incorporation	Apr 29, 2009
Entity Incorporation, State Country Name	Nevada, USA
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Summary of Investment Holdings Additional Information	Sales and marketing of equipment and machinery
BWI Consulting S.r.l [Member]
Entity Incorporation, Date Of Incorporation	Mar 22, 2012
Entity Incorporation, State Country Name	Italy
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Summary of Investment Holdings Additional Information	Sales and marketing of equipment and

ORGANIZATION AND DESCRIPTION OF BUSINESS (Details 1) (USD $)	Feb. 22, 2010
Cash	$ 6,910,534
Accounts Payable and Accrued Liabilities	184,410
Net Assets Acquired	$ 6,726,124

ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Feb. 22, 2010 China Fundamental Acquisition Corporation [Member]	May 31, 2008 China Fundamental Acquisition Corporation [Member]	Dec. 31, 2012 China Fundamental Acquisition Corporation [Member]	Feb. 22, 2010 China Fundamental Acquisition Corporation [Member] Existing Shareholders [Member]	Feb. 22, 2010 China Fundamental Acquisition Corporation [Member] Private Placement Warrants [Member]	Feb. 22, 2010 China Fundamental Acquisition Corporation [Member] Offering and Over-Allotment [Member]	May 31, 2008 China Fundamental Acquisition Corporation [Member] Subsequent To Redemption And Forward Contracts [Member]	Feb. 22, 2010 China Fundamental Acquisition Corporation [Member] Prior To The Acquisition [Member]	Feb. 22, 2010 Beijing Wowjoint Machinery Corporation Limited [Member]	Dec. 31, 2012 Beijing Wowjoint Machinery Corporation Limited [Member]	Dec. 08, 2010 Beijing Wowjoint Machinery Corporation Limited [Member]	Aug. 25, 2009 Beijing Wowjoint Machinery Corporation Limited [Member]	Dec. 31, 2012 Realink Group Limited [Member]	Aug. 22, 2010 Realink Group Limited [Member] Second Anniversary Of Closing Date [Member]	Feb. 22, 2010 Realink Group Limited [Member] Second Anniversary Of Closing Date [Member]	Feb. 22, 2010 Realink Group Limited [Member] Third Anniversary Of Closing Date [Member]	Feb. 22, 2010 Realink Group Limited [Member] Average Daily Trading Volume [Member]
Entity Incorporation, Date Of Incorporation					Dec 12, 2007							Mar 3, 2004
Stock Repurchased During Period, Shares				1,696,258							5,700,000
Shares Held In Escrow Committed To Be Released											3,696,735
Equity Method Investment, Ownership Percentage											55.00%		100.00%
Stock Issued During Period, Value, New Issues				$ 1,374,089
Common Stock Redemption Par Value				$ 7.96
Common stock, shares outstanding	8,459,272	7,971,465	7,264,756	5,320,312		1,064,062	1,944,444	4,256,250	2,249,965	2,249,965
Class of Warrant or Right, Exercise Price of Warrants or Rights			5
Warrants Redemption Par Value			$ 0.01
Sale of Stock, Price Per Share			$ 10														$ 10	$ 13.8
Warrants Redeemed During Period			1,374,089
Warrants Repurchased During Period			1,696,258
Sale of Stock, Number of Shares Issued in Transaction															500,000	200,000	200,000	200,000	100,000
Capital Contribution Made By Each Shareholder														5.00%

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Plant [Member]
Property, Plant and Equipment, Estimated Useful Lives	20 years
Furniture and Fixtures [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	10 years
Automobiles [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	Dec. 31, 2012	Dec. 31, 2011
Year Ended Rmb To Usd Exchange Rate [Member]
Foreign Currency Exchange Rate, Translation	6.3011	6.3647
Average Yearly Rmb To Usd Exchange Rate [Member]
Foreign Currency Exchange Rate, Translation	6.30336	6.47351

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	1 Months Ended		12 Months Ended
	Jan. 31, 2010	Jan. 31, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Beijing Wowjoint Machinery Corporation Limited [Member] USD ($)	Dec. 31, 2012 Beijing Wowjoint Machinery Corporation Limited [Member] CNY
Long-term Debt, Gross					$ 151,000	1,000,000
Debt Instrument, Interest Rate Terms					interest free for five years	interest free for five years
Tax Provisions (benefit)	15.00%	15.00%	23.00%	23.00%
Income Tax Examination, Likelihood of Unfavorable Settlement			more than 50% likely

ACCOUNTS RECEIVABLE (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Amount billed	$ 8,709,121	$ 10,521,420
Retainage, subsequent to completion of contracts and acceptance by the owners	1,247,243	3,289,119
Accounts receivable	9,956,364	13,810,539
Less: Allowance for doubtful accounts	(1,873,805)	(1,502,862)
Accounts receivables, net	$ 8,082,559	$ 12,307,677

ADVANCES TO SUPPLIERS (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Advance to Suppliers	$ 3,566,706	$ 8,955,688

INVENTORIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Raw Material	$ 3,056,637	$ 3,544,443
Finished Good	362,118	0
Direct production cost	319,929	434,591
Inventories	$ 3,738,684	$ 3,979,034

PROPERTY, PLANT AND EQUIPMENT AND CONSTRUCTION IN PROGRESS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Less: Accumulated Depreciation	$ (2,613,100)	$ (1,667,572)
Property, Plant & Equipment, net	12,396,250	9,016,441
Plant [Member]
Property, Plant and Equipment, Gross	1,346,191	1,346,170
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	285,562	64,327
Equipment [Member]
Property, Plant and Equipment, Gross	12,957,646	8,862,018
Automobiles [Member]
Property, Plant and Equipment, Gross	419,951	411,498
Construction In Progress [Member]
Property, Plant and Equipment, Gross	$ 5,300,951	$ 5,572,511

PROPERTY, PLANT AND EQUIPMENT AND CONSTRUCTION IN PROGRESS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property Subject to or Available for Operating Lease, Net	$ 11,837,660	$ 6,150,173
Depreciation	$ 945,528	$ 725,365

INTANGIBLE ASSETS (Details) (Use Rights [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Use Rights [Member]
Land use rights	$ 3,310,933	$ 1,185,929
Less: Accumulated amortization	(169,485)	(118,593)
Finite-Lived Intangible Assets, Net	$ 3,141,448	$ 1,067,336

INTANGIBLE ASSETS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Asset, Useful Life	40 years
Use Rights [Member]
Amortization of Intangible Assets	$ 50,892	$ 33,969

LOANS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Short-term Bank Loans and Notes Payable	$ 2,539,239	$ 3,491,620
Loan Payable1 To Industrial and Commercial Bank Of China [Member]
Short-term Bank Loans and Notes Payable	0	1,587,074
Loan Payable1 To China Minsheng Bank [Member]
Short-term Bank Loans and Notes Payable	0	793,594
Loan Payable2 To China Minsheng Bank [Member]
Short-term Bank Loans and Notes Payable	0	1,110,952
Loan Payable3 To China Minsheng Bank [Member]
Short-term Bank Loans and Notes Payable	793,512	0
Loan Payable2 To Industrial and Commercial Bank Of China [Member]
Short-term Bank Loans and Notes Payable	$ 1,745,727	$ 0

LOANS (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Loan payable to China Development Bank, interest at 6.1% annually, due by Feb 24, 2014, with collateral consisting of accounts receivables and guarantee from the Beijing Zhongguancun Sci-Tech Guaranty Co., Ltd.	$ 1,110,917	$ 1,587,100
Long-term loan due within one year	(476,107)	(476,138)
Long-term loan will be paid beyond one year	$ 634,810	$ 1,110,962

LOANS (Details Textual)	1 Months Ended				12 Months Ended			12 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended		12 Months Ended						1 Months Ended		12 Months Ended
	Oct. 31, 2011 USD ($)	Oct. 31, 2011 CNY	Feb. 28, 2011 USD ($)	Feb. 28, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Loan Payable1 To Industrial and Commercial Bank Of China [Member]	Dec. 31, 2011 Loan Payable1 To Industrial and Commercial Bank Of China [Member]	Dec. 31, 2012 Loan Payable1 To China Minsheng Bank [Member]	Dec. 31, 2012 Loan Payable2 To China Minsheng Bank [Member]	Dec. 31, 2012 Loan Payable3 To China Minsheng Bank [Member]	Dec. 31, 2012 Loan Payable2 To Industrial and Commercial Bank Of China [Member]	Feb. 28, 2011 China Development Bank [Member] USD ($)	Feb. 28, 2011 China Development Bank [Member] CNY	Dec. 31, 2012 China Development Bank [Member] CNY	Dec. 31, 2012 China Development Bank [Member] USD ($)	Dec. 31, 2012 China Development Bank [Member] Agreement Year One [Member] CNY	Dec. 31, 2012 China Development Bank [Member] Agreement Year Two [Member] CNY	Dec. 31, 2012 China Development Bank [Member] Agreement Year Three [Member] CNY	Dec. 31, 2012 China Development Bank [Member] February 24, 2012 [Member] CNY	Dec. 31, 2012 China Development Bank [Member] February 24, 2013 [Member] CNY	Dec. 31, 2012 China Development Bank [Member] February 24, 2014 [Member] CNY	Oct. 31, 2011 China Minsheng Bank [Member] USD ($)	Oct. 31, 2011 China Minsheng Bank [Member] CNY	Dec. 31, 2012 China Minsheng Bank [Member] CNY	Dec. 31, 2012 Industrial and Commercial Bank Of China [Member] USD ($)	Dec. 31, 2012 Industrial and Commercial Bank Of China [Member] CNY	Oct. 31, 2012 Industrial and Commercial Bank Of China [Member] CNY
Interest Expense					$ 311,480	$ 298,600																					$ 1,750,000	11,000,000
Long-term Line of Credit					3,650,000		23,000,000
Line of Credit Facility, Increase, Additional Borrowings	790,000	5,000,000	1,590,000	10,000,000	11,000,000									1,590,000	10,000,000									790,000	5,000,000	5,000,000
Line of Credit Facility, Frequency of Payment and Payment Terms														3-year	3-year
Line of Credit Facility, Expiration Date	Mar 29, 2012	Mar 29, 2012			Feb 24, 2014			Dec 19, 2012		Sep 14, 2012	Jul 21, 2012	Aug 23, 2013	Apr 30, 2013			Feb 14, 2014								Mar 29, 2012	Mar 29, 2012
Repayments of Lines of Credit																					3,000,000	3,000,000	4,000,000
Line of Credit Facility, Amount Outstanding																7,000,000	1,110,000
Line of Credit Facility, Maximum Borrowing Capacity																10,000,000
Line of Credit Facility, Decrease, Repayments																					10,000,000	7,000,000	4,000,000
Line of Credit Facility, Collateral Fees, Amount																10,000,000
Line Of Credit Facility Loans																474,542		10,000,000	7,000,000	4,000,000
Line Of Credit Facility Annual Guarantee Fees Percentage																10.00%		1.96%	1.96%	1.96%
Line Of Credit Facility Annual Guarantee Review Fee Percentage																		0.30%	0.30%	0.30%
Line of Credit Facility, Description																		RMB10 million x 1.9602% (annual guarantee fee) + RMB10 million x 0.3% (annual guarantee review fee)	RMB7 million x 1.9602% (annual guarantee fee) + RMB7 million x 0.3% (annual guarantee review fee)	RMB4 million x 1.9602% (annual guarantee fee) + RMB4 million x 0.3% (annual guarantee review fee)
Line Of Credit Facility Renewal Life																										renewed for 6 months from March 2012 to September 14, 2012
Line Of Credit Facility Initiation Life																										1 year
Line of Credit Facility, Date of First Required Payment																										Aug 23, 2012
Line of Credit Facility, Interest Rate Description					RMB loans carried an interest rate equal to the People's Bank of China's 6-month benchmark lending rate.																					RMB loans carry an interest rate equal to 1.3 times the People's Bank of China's	RMB loans carried an interest rate equal to the People's Bank of China's 6-month benchmark lending rate.	RMB loans carried an interest rate equal to the People's Bank of China's 6-month benchmark lending rate.
Line Of Credit Facility Bench Mark Lending Percentage																										7.80%
Finite Lived Pledge Value Of Land Use Right																													16,900,000
Line Of Credit Guarantee Description																											The term for the guarantee is from October 26, 2012 to October 25, 2017 .	The term for the guarantee is from October 26, 2012 to October 25, 2017 .
Line of Credit Facility, Interest Rate at Period End					6.10%				6.56%	7.93%	8.53%	7.80%	5.60%

ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts payable	$ 8,185,565	$ 11,387,293
Accrued expenses	342,781	2,661,364
Accrued warranty cost	154,155	154,162
Total	$ 8,682,502	$ 14,202,819

OTHER PAYABLES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Payable to Employees	$ 500,327	$ 107,996
Payable to Other Companies	1,491,832	372,821
Total	$ 1,992,159	$ 480,817

TAXES PAYABLES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
VAT tax payables	$ 4,241,346	$ 4,183,815
Income tax liability	353,575	411,638
Individual Income tax payable	6,712	0
Other tax payable	162	(4,151)
Total taxes payable	$ 4,601,795	$ 4,591,302

TAXES PAYABLES (Details Textual)	12 Months Ended
Dec. 31, 2012
Value Added Tax Standard Rate	17.00%

INCOME TAXES (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2010	Jan. 31, 2008	Dec. 31, 2012	Dec. 31, 2011
Income Tax Provisions (benefit)			38.00%	38.00%
Abatement of taxes - Technology enterprises			(15.00%)	(15.00%)
Tax Provisions (benefit)	15.00%	15.00%	23.00%	23.00%

INCOME TAXES (Details Textual)	1 Months Ended		12 Months Ended
	Jan. 31, 2010	Jan. 31, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 High Tech [Member]	Dec. 31, 2009 High Tech [Member]	Dec. 31, 2012 Enterprise Income Tax [Member]	Dec. 31, 2011 Enterprise Income Tax [Member]	Dec. 31, 2012 New People'S Republic Of China [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate							25.00%
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes			33.00%
Abatement of taxes - Technology enterprises			(15.00%)	(15.00%)	15.00%			15.00%
Income Tax Holiday, Description			Companies established before March 16, 2008 will continue to enjoy tax holiday treatment approved by the local government for a grace period of the next 5 years or until the tax holiday term is completed, whichever is sooner.
Tax Provisions (benefit)	15.00%	15.00%	23.00%	23.00%		7.50%			10.00%

RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Beijing Runtuo [Member]	Dec. 31, 2011 Beijing Runtuo [Member]	Dec. 31, 2011 Beijing Wowjoint Mechanical [Member]	Dec. 31, 2012 Electrical Equipment Co [Member]	Aug. 31, 2012 China Minsheng Bank [Member]
Due from the Related Parties	$ 0	$ 76,037		$ 76,037			$ 5,000,000
Due to Related Parties, Current			$ 261,863		$ 53,970	$ 53,972

COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Contract costs incurred plus recognized profits less recognized losses to date	$ 55,607,242	$ 22,564,799
Less: Progress billings to date	(53,356,822)	(18,151,317)
Costs and estimated earnings in excess of billings	$ 2,250,420	$ 4,413,482

COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details Textual)	12 Months Ended
Dec. 31, 2012
Maximum [Member]
Costs and Estimated Earnings In Excess Of Billings Percentage	10.00%
Minimum [Member]
Costs and Estimated Earnings In Excess Of Billings Percentage	5.00%

ORDINARY SHARES (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Issued and outstanding shares of CFAC prior to acquisition	2,249,965	5,320,312
Stock Redeemed or Called During Period, Shares		(1,374,089)
Forward Contract Indexed to Issuer's Equity, Shares		(1,696,258)
Issued and outstanding shares of CFAC prior to acquisition		2,249,965
Balance (in shares)	7,971,465
Shares issued to Beijing Wowjoint's shareholders	5,700,000
Stock issued for services	9,500	21,500
Shares issued for dividends paid	478,307
Balance (in shares)	8,459,272	7,971,465

ORDINARY SHARES (Details Textual) (USD $)	0 Months Ended	12 Months Ended
	Apr. 08, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]
Stock Issued During Period, Value, Share-based Compensation, Forfeited		$ 35,690
Shares, Outstanding		8,459,272	7,971,465	8,459,272	7,971,465	7,949,965
Ordinary Shares Dividend Rate Percentage	6.00%

STATUTORY SURPLUS RESERVE (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statutory Surplus Reserve Description	The Company's PRC subsidiaries are required to transfer 10% of their after-tax profits to a statutory surplus reserve until the reserve balance reaches 50% of its registered capital
Statutory Surplus Reserve Usage Percentage	below 25% of registered capital
Statutory Surplus Reserve	$ 3,024,562	$ 3,024,562

EARNINGS PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net Income	$ (3,857,876)	$ 1,187,981
Weighted Average Shares Outstanding (in shares)	8,337,320	7,971,465
Earnings per share, basic and diluted (in dollars per share)	$ (0.46)	$ 0.15

EARNINGS PER SHARE (Details Textual)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	500,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,786,056

CONCENTRATIONS (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Sales Revenue, Goods, Net, Percentage	74.00%	74.00%
Vendor One [Member]
Concentration Risk, Benchmark Description	more than 10%	more than 10%
Concentration Risk, Percentage	11.00%	14.00%
Vendor Two [Member]
Concentration Risk, Benchmark Description		more than 10%
Concentration Risk, Percentage		11.00%
Customer One [Member]
Concentration Risk, Benchmark Description	over 10%	over 10%
Concentration Risk, Percentage	24.00%	31.00%
Customer Two [Member]
Concentration Risk, Benchmark Description	over 10%	over 10%
Concentration Risk, Percentage	21.00%	26.00%
Customer Three [Member]
Concentration Risk, Benchmark Description	over 10%	over 10%
Concentration Risk, Percentage	14.00%	15.00%

CONTINGENCIES (Details Textual)	12 Months Ended
	Dec. 31, 2012 Contingency With Eden [Member] EUR (€)	Dec. 31, 2011 Contingency With Eden [Member] USD ($)	Dec. 31, 2012 Contingency With Landlord [Member] CNY sqft
Loss Contingency, Damages Paid, Value		$ 552,000
Loss Contingency Damages Paid Value Description		138,000
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	The company strongly disagreed with Eden on the claims and is currently appealing and seeking to recover Euro 552,000 through arbitration in Italy.
Loss Contingency, Damages Awarded, Value	500,000
Security Deposit	500,000
Land Subject to Ground Leases			160,000
Lease Expiration Period			3 years
Operating Leases, Rent Expense			900,000
Loss Contingency, Damages Sought, Value			2,000,000

WARRANTS (Details Textual)	12 Months Ended
	Dec. 31, 2012	Nov. 26, 2012	Mar. 22, 2012
Class of Warrant or Right, Outstanding	7,212,452	7,212,452	7,700,642
Exchange Of Warrants For Ordinary Shares			15.9
Warrants Expiration Date	May 15, 2013

SUBSEQUENT EVENTS (Details Textual)	1 Months Ended				12 Months Ended			12 Months Ended		1 Months Ended		12 Months Ended					12 Months Ended
	Oct. 31, 2011 USD ($)	Oct. 31, 2011 CNY	Feb. 28, 2011 USD ($)	Feb. 28, 2011 CNY	Dec. 31, 2012 USD ($)	Nov. 26, 2012	Mar. 22, 2012	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member] April 25 2013 [Member] CNY	Feb. 28, 2011 China Development Bank [Member] Subsequent Event [Member] USD ($)	Feb. 28, 2011 China Development Bank [Member] Subsequent Event [Member] CNY	Dec. 31, 2012 China Development Bank [Member] Subsequent Event [Member] February 24, 2012 [Member] CNY	Dec. 31, 2012 China Development Bank [Member] Subsequent Event [Member] February 24, 2013 [Member] CNY	Dec. 31, 2012 China Development Bank [Member] Subsequent Event [Member] February 24, 2014 [Member] CNY	Dec. 31, 2012 China Development Bank [Member] Subsequent Event [Member] June 10, 2013 [Member] USD ($)	Dec. 31, 2012 China Development Bank [Member] Subsequent Event [Member] June 10, 2013 [Member] CNY	Dec. 31, 2012 Industrial and Commercial Bank Of China [Member]	Dec. 31, 2012 Industrial and Commercial Bank Of China [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2012 Industrial and Commercial Bank Of China [Member] Subsequent Event [Member] CNY	Dec. 31, 2012 Bank Of Beijing [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2012 Bank Of Beijing [Member] Subsequent Event [Member] CNY
Line of Credit Facility, Increase, Additional Borrowings	$ 790,000	5,000,000	$ 1,590,000	10,000,000	$ 11,000,000				10,000,000	$ 1,590,000	10,000,000							$ 1,750,000	11,000,000	$ 1,590,000	10,000,000
Line of Credit Facility, Initiation Date																		Oct 26, 2012	Oct 26, 2012
Line of Credit Facility, Expiration Date	Mar 29, 2012	Mar 29, 2012			Feb 24, 2014													Apr 30, 2013	Apr 30, 2013	Apr 25, 2014	Apr 25, 2014
Line of Credit Facility, Interest Rate Description					RMB loans carried an interest rate equal to the People's Bank of China's 6-month benchmark lending rate.												RMB loans carried an interest rate equal to the People's Bank of China's 6-month benchmark lending rate.	RMB loans carried an interest rate equal to the People's Bank of China's 6-month benchmark lending rate.	RMB loans carried an interest rate equal to the People's Bank of China's 6-month benchmark lending rate.	interest rate equals to 1.15 times the People's Bank of China's 1-year benchmark lending rate	interest rate equals to 1.15 times the People's Bank of China's 1-year benchmark lending rate
Repayments of Debt												3,000,000	3,000,000	4,000,000
Long-term Debt, Gross															$ 630,000	4,000,000
Class of Warrant or Right, Outstanding					7,212,452	7,212,452	7,700,642	7,264,756
Warrants Expiration Date					May 15, 2013			May 15, 2013